                       UNALLOCATED GROUP VARIABLE ANNUITY

This prospectus describes a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code"). - Under some circumstances the Plans may also enter into agreements for services from -a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.


Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

  AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
  American Funds Global Growth Fund
  American Funds Growth Fund
  American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS-- SERVICE CLASS 2
  Contrafund(R) Portfolio
  Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST-- CLASS 2
  Franklin Small-Mid Cap Growth Securities Fund
  Templeton Developing Markets Securities Fund
  Templeton Foreign Securities Fund
JANUS ASPEN SERIES-- SERVICE SHARES
  Enterprise Portfolio
LEGG MASON PARTNERS EQUITY TRUST-- CLASS A

  ClearBridge Small Cap Value Fund

LEGG MASON PARTNERS INCOME TRUST-- CLASS A

  Western Asset Corporate Bond Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Aggressive Growth Portfolio-- Class I ClearBridge Variable All Cap Value Portfolio-- Class I ClearBridge Variable Appreciation Portfolio-- Class I ClearBridge Variable Equity Income Portfolio-- Class I ClearBridge Variable Large Cap Growth Portfolio-- Class I ClearBridge Variable Large Cap Value Portfolio-- Class I ClearBridge Variable Small Cap Growth Portfolio-- Class I

  Legg Mason Investment Counsel Variable Social Awareness Portfolio LEGG MASON PARTNERS VARIABLE INCOME TRUST-- CLASS I

  Western Asset Variable Global High Yield Bond Portfolio

MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio-- Class A
  BlackRock Large Cap Core Portfolio-- Class E
  Clarion Global Real Estate Portfolio-- Class A
  Harris Oakmark International Portfolio-- Class A

  Invesco Comstock Portfolio-- Class B

  Janus Forty Portfolio-- Class A

  Lord Abbett Bond Debenture Portfolio-- Class A
  Lord Abbett Mid Cap Value Portfolio-- Class B

  MetLife Aggressive Strategy Portfolio-- Class B
  Oppenheimer Global Equity Portfolio-- Class E

  PIMCO Total Return Portfolio-- Class B
  Pioneer Fund Portfolio-- Class A
  Pioneer Strategic Income Portfolio-- Class A
  T. Rowe Price Large Cap Value Portfolio-- Class B

  Third Avenue Small Cap Value Portfolio-- Class B

METROPOLITAN SERIES FUND

  Barclays Aggregate Bond Index Portfolio-- Class A

  BlackRock Bond Income Portfolio-- Class A

  BlackRock Capital Appreciation Portfolio-- Class A

  BlackRock Money Market Portfolio-- Class E
  Davis Venture Value Portfolio-- Class A

  Frontier Mid Cap Growth Portfolio-- Class D

  Jennison Growth Portfolio-- Class B
  MetLife Conservative Allocation Portfolio-- Class B
  MetLife Conservative to Moderate Allocation Portfolio-- Class B
  MetLife Moderate Allocation Portfolio-- Class B
  MetLife Moderate to Aggressive Allocation Portfolio-- Class B
  MetLife Stock Index Portfolio-- Class A
  MFS(R) Total Return Portfolio-- Class F
  MFS(R) Value Portfolio-- Class A
  MSCI EAFE(R) Index Portfolio-- Class A

  Neuberger Berman Genesis Portfolio-- Class A

  Russell 2000(R) Index Portfolio-- Class A
  T. Rowe Price Large Cap Growth Portfolio-- Class B
  T. Rowe Price Small Cap Growth Portfolio-- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio--
     Class B
  Western Asset Management U.S. Government Portfolio-- Class A

Certain Funding Options have been subject to a change. Please see "Appendix B
      -- Additional Information Regarding the Underlying Funds."
The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2013. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-842-3330, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                        PROSPECTUS DATED: APRIL 29, 2013

                              TABLE OF CONTENTS




                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    8
Condensed Financial Information..............................   12
The Annuity Contract and Your Retirement Plan................   12
The Annuity Contract.........................................   12
  General....................................................   13
  Contract Owner Inquiries...................................   13
  Unallocated Contracts......................................   13
  Purchase Payments..........................................   13
  Crediting Purchase Payments................................   13
  Accumulation Units.........................................   14
  Contract Value.............................................   14
  The Funding Options........................................   14
  Underlying Funds Which Are Fund of Funds...................   19
Charges and Deductions Under The Contract....................   20
  General....................................................   20
  Surrender Charge...........................................   21
  Daily Asset Charge.........................................   22
  Variable Liquidity Benefit Charge..........................   22
  Funding Option Charges.....................................   23
  TPA Administrative Charges.................................   23
  Premium Tax................................................   23
  Changes in Taxes Based upon Premium or Value...............   23
Transfers....................................................   23
  Transfers of Contract Value between Funding Options........   23
  Transfers From the Fixed Account...........................   24
  Restrictions on Transfers..................................   24
  Transfers from Funding Options to Contracts Not Issued
    by Us....................................................   26
  Transfers to or from Other Contracts Issued by Us..........   26
  Transfers from Contracts Not Issued by Us..................   26
Access To Your Money.........................................   26
Ownership Provisions.........................................   27
  Types of Ownership.........................................   27
  Contract Owner.............................................   27
  Beneficiary................................................   27
  Annuitant..................................................   27
Death Benefit................................................   27
  Death Benefits Prior to the Maturity Date..................   27
The Annuity Period...........................................   28
  Maturity Date..............................................   28
  Allocation of Annuity......................................   28
  Variable Annuity...........................................   28


                                                               PAGE
                                                              -----
  Fixed Annuity..............................................   29
  Election of Options........................................   29
  Retired Life Certificate...................................   29
  Allocation of Cash Surrender Value During the Annuity
    Period...................................................   29
  Annuity Options............................................   30
  Variable Liquidity Benefit.................................   31
Miscellaneous Contract Provisions............................   31
  Contract Termination.......................................   31
  Suspension of Payments.....................................   31
  Misstatement...............................................   31
  Funding Options............................................   32
The Separate Account.........................................   32
  Performance Information....................................   32
Federal Tax Considerations...................................   33
  General....................................................   33
  Systematic Withdrawal Program for Substantially Equal
    Periodic Payments (SEPP) and Income Options..............   34
  Separate Account Charges...................................   34
  Qualified Contracts-- Generally............................   35
  KEOGH Plans................................................   37
  401(k) Plans...............................................   37
  Puerto Rico Tax Considerations.............................   37
Other Information............................................   39
  The Insurance Company......................................   39
  Financial Statements.......................................   40
  Distribution of the Contracts..............................   40
  Conformity with State and Federal Laws.....................   42
  Voting Rights..............................................   42
  Contract Modification......................................   42
  Postponement of Payment (the "Emergency
    Procedure")..............................................   42
  Restrictions on Financial Transactions.....................   42
  Legal Proceedings..........................................   42
Appendix A: Condensed Financial Information for MetLife
  of CT Separate Account QPN for Variable Annuities..........  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal and Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1
Appendix F: Premium Tax Table................................  F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

Competing Fund -- any investment option under the Plan, which in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE-- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS-- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. Contract Owners should direct all inquiries to 1-800-842-3330.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

INSURANCE COMMISSIONS DISCLOSURE FORM-- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT-- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR-- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION-- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE-- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.


VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.


VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT-- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                       UNALLOCATED GROUP VARIABLE ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.


The Contracts are issued on an unallocated basis. They are designed for use with certain Plans where the employer may have secured the services of a TPA whose services are separate and distinct from the Contracts.


All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.

Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus.

Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity Payments, We may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75th birthday or the Maturity Date. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES


SURRENDER CHARGE:.........................     5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:........     5%(3)

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
------------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5 + years                                    0%

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:



       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)


   AGGREGATE CONTRACT ASSETS      TOTAL ANNUAL DAILY ASSET CHARGE
------------------------------   --------------------------------
  $0-- $499,999.99                            1.50%
  $500,000-- $999,999.99                      1.30%
  $1,000,000-- $1,999,999.99                  1.20%
  $2,000,000-- $2,999,999.99                  1.10%
  $3,000,000-- $3,999,999.99                  1.00%
      $4,000,000 and over                     0.85%

We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

(4) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio-- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio- Class E of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio- Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio- Class B of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are excess of 0.77% for the Subaccount investing in the Oppenheimer Global Equity Portfolio- Class E of the Met Investors Series Trust.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2012 (UNLESS OTHERWISE INDICATED):

The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-3330.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.60%


UNDERLYING FUND FEES AND EXPENSES

(as a percentage of average daily net assets)




                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                    FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........    0.53%         0.25%        0.03%
 American Funds Growth Fund..................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund...........    0.27%         0.25%        0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................    0.56%         0.25%        0.08%
 Mid Cap Portfolio...........................    0.56%         0.25%        0.09%



                                                                                               NET TOTAL
                                                  ACQUIRED     TOTAL ANNUAL     FEE WAIVER      ANNUAL
                                               FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                   EXPENSES       EXPENSES      REIMBURSEMENT   EXPENSES
--------------------------------------------- --------------- -------------- ---------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund...........       --            0.81%            --           0.81%
 American Funds Growth Fund..................       --            0.60%            --           0.60%
 American Funds Growth-Income Fund...........       --            0.54%            --           0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--
 SERVICE CLASS 2
 Contrafund(R) Portfolio.....................       --            0.89%            --           0.89%
 Mid Cap Portfolio...........................       --            0.90%            --           0.90%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund...........................................    0.51%     0.25%            0.29%
 Templeton Developing Markets Securities
  Fund...........................................    1.10%     0.25%            0.25%
 Templeton Foreign Securities Fund...............    0.64%     0.25%            0.15%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.05%
LEGG MASON PARTNERS EQUITY TRUST-- CLASS A
 ClearBridge Small Cap Value Fund................    0.75%     0.25%            0.23%
LEGG MASON PARTNERS INCOME TRUST-- CLASS A
 Western Asset Corporate Bond Fund...............    0.50%     0.25%            0.28%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I............................    0.75%       --             0.06%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I............................    0.75%       --             0.06%
 ClearBridge Variable Appreciation
  Portfolio-- Class I............................    0.71%       --             0.05%
 ClearBridge Variable Equity Income
  Portfolio-- Class I............................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.13%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I............................    0.65%       --             0.09%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................    0.75%       --             0.11%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................    0.71%       --             0.22%
LEGG MASON PARTNERS VARIABLE INCOME TRUST--
 CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.12%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A........    0.60%       --             0.05%
 BlackRock Large Cap Core Portfolio--
  Class E........................................    0.59%     0.15%            0.05%
 Clarion Global Real Estate Portfolio--
  Class A........................................    0.60%       --             0.06%
 Harris Oakmark International Portfolio--
  Class A........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio-- Class B............    0.57%     0.25%            0.03%
 Janus Forty Portfolio-- Class A.................    0.63%       --             0.03%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................    0.51%       --             0.03%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................    0.65%     0.25%            0.04%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................    0.09%     0.25%            0.01%
 Oppenheimer Global Equity Portfolio--
  Class E........................................    0.67%     0.15%            0.09%
 PIMCO Total Return Portfolio-- Class B..........    0.48%     0.25%            0.03%
 Pioneer Fund Portfolio-- Class A................    0.64%       --             0.04%
 Pioneer Strategic Income Portfolio--
  Class A........................................    0.57%       --             0.06%
 T. Rowe Price Large Cap Value Portfolio--
  Class B........................................    0.57%     0.25%            0.02%



                                                                                                   NET TOTAL
                                                      ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                   FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                       EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
------------------------------------------------- --------------- -------------- ---------------- -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST-- CLASS 2
 Franklin Small-Mid Cap Growth Securities
  Fund...........................................   --                1.05%        --             1.05%
 Templeton Developing Markets Securities
  Fund...........................................   --                1.60%        --             1.60%
 Templeton Foreign Securities Fund...............   --                1.04%        --             1.04%
JANUS ASPEN SERIES-- SERVICE SHARES
 Enterprise Portfolio............................   --                0.94%        --             0.94%
LEGG MASON PARTNERS EQUITY TRUST-- CLASS A
 ClearBridge Small Cap Value Fund................ 0.02%               1.25%        --             1.25%
LEGG MASON PARTNERS INCOME TRUST-- CLASS A
 Western Asset Corporate Bond Fund...............   --                1.03%        --             1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio-- Class I............................   --                0.81%      0.00%            0.81%
 ClearBridge Variable All Cap Value
  Portfolio-- Class I............................   --                0.81%      0.00%            0.81%
 ClearBridge Variable Appreciation
  Portfolio-- Class I............................   --                0.76%      0.00%            0.76%
 ClearBridge Variable Equity Income
  Portfolio-- Class I............................   --                0.82%      0.00%            0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio-- Class I............................   --                0.88%      0.00%            0.88%
 ClearBridge Variable Large Cap Value
  Portfolio-- Class I............................   --                0.74%      0.00%            0.74%
 ClearBridge Variable Small Cap Growth
  Portfolio-- Class I............................   --                0.86%      0.00%            0.86%
 Legg Mason Investment Counsel Variable
  Social Awareness Portfolio.....................   --                0.93%      0.00%            0.93%
LEGG MASON PARTNERS VARIABLE INCOME TRUST--
 CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --                0.82%      0.00%            0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio-- Class A........ 0.01%               0.66%        --             0.66%
 BlackRock Large Cap Core Portfolio--
  Class E........................................   --                0.79%      0.01%            0.78%
 Clarion Global Real Estate Portfolio--
  Class A........................................   --                0.66%        --             0.66%
 Harris Oakmark International Portfolio--
  Class A........................................   --                0.83%      0.02%            0.81%
 Invesco Comstock Portfolio-- Class B............   --                0.85%      0.02%            0.83%
 Janus Forty Portfolio-- Class A.................   --                0.66%      0.01%            0.65%
 Lord Abbett Bond Debenture Portfolio--
  Class A........................................   --                0.54%        --             0.54%
 Lord Abbett Mid Cap Value Portfolio--
  Class B........................................ 0.06%               1.00%      0.00%            1.00%
 MetLife Aggressive Strategy Portfolio--
  Class B........................................ 0.72%               1.07%        --             1.07%
 Oppenheimer Global Equity Portfolio--
  Class E........................................   --                0.91%      0.02%            0.89%
 PIMCO Total Return Portfolio-- Class B..........   --                0.76%        --             0.76%
 Pioneer Fund Portfolio-- Class A................   --                0.68%      0.03%            0.65%
 Pioneer Strategic Income Portfolio--
  Class A........................................   --                0.63%        --             0.63%
 T. Rowe Price Large Cap Value Portfolio--
  Class B........................................   --                0.84%        --             0.84%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................    0.74%     0.25%          0.03%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................    0.25%       --           0.04%
 BlackRock Bond Income Portfolio--
  Class A.........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................    0.70%       --           0.03%
 BlackRock Money Market Portfolio--
  Class E.........................................    0.33%     0.15%          0.02%
 Davis Venture Value Portfolio-- Class A..........    0.70%       --           0.03%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................    0.73%     0.10%          0.05%
 Jennison Growth Portfolio-- Class B..............    0.61%     0.25%          0.03%
 MetLife Conservative Allocation Portfolio--
  Class B.........................................    0.09%     0.25%          0.02%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B..................    0.07%     0.25%          0.01%
 MetLife Moderate Allocation Portfolio--
  Class B.........................................    0.06%     0.25%            --
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B.............................    0.06%     0.25%          0.01%
 MetLife Stock Index Portfolio-- Class A..........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio-- Class F..........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio-- Class A.................    0.70%       --           0.03%
 MSCI EAFE(R) Index Portfolio-- Class A...........    0.30%       --           0.11%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................    0.82%       --           0.04%
 Russell 2000(R) Index Portfolio-- Class A........    0.25%       --           0.08%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................    0.60%     0.25%          0.04%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................    0.49%     0.25%          0.06%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class B...............    0.60%     0.25%          0.05%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............    0.47%       --           0.03%



                                                                                                    NET TOTAL
                                                       ACQUIRED     TOTAL ANNUAL     FEE WAIVER       ANNUAL
                                                    FUND FEES AND     OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND                                        EXPENSES       EXPENSES      REIMBURSEMENT    EXPENSES
-------------------------------------------------- --------------- -------------- ---------------- -----------
 Third Avenue Small Cap Value Portfolio--
  Class B.........................................   --                1.02%      0.01%              1.01%
METROPOLITAN SERIES FUND
 Barclays Aggregate Bond Index Portfolio--
  Class A.........................................   --                0.29%      0.01%              0.28%
 BlackRock Bond Income Portfolio--
  Class A.........................................   --                0.36%      0.00%              0.36%
 BlackRock Capital Appreciation Portfolio--
  Class A.........................................   --                0.73%      0.01%              0.72%
 BlackRock Money Market Portfolio--
  Class E.........................................   --                0.50%      0.01%              0.49%
 Davis Venture Value Portfolio-- Class A..........   --                0.73%      0.05%              0.68%
 Frontier Mid Cap Growth Portfolio--
  Class D.........................................   --                0.88%      0.02%              0.86%
 Jennison Growth Portfolio-- Class B..............   --                0.89%      0.07%              0.82%
 MetLife Conservative Allocation Portfolio--
  Class B......................................... 0.54%               0.90%      0.01%              0.89%
 MetLife Conservative to Moderate
  Allocation Portfolio-- Class B.................. 0.58%               0.91%      0.00%              0.91%
 MetLife Moderate Allocation Portfolio--
  Class B......................................... 0.63%               0.94%      0.00%              0.94%
 MetLife Moderate to Aggressive Allocation
  Portfolio-- Class B............................. 0.67%               0.99%      0.00%              0.99%
 MetLife Stock Index Portfolio-- Class A..........   --                0.28%      0.01%              0.27%
 MFS(R) Total Return Portfolio-- Class F..........   --                0.80%        --               0.80%
 MFS(R) Value Portfolio-- Class A.................   --                0.73%      0.13%              0.60%
 MSCI EAFE(R) Index Portfolio-- Class A........... 0.01%               0.42%      0.00%              0.42%
 Neuberger Berman Genesis Portfolio--
  Class A.........................................   --                0.86%      0.01%              0.85%
 Russell 2000(R) Index Portfolio-- Class A........ 0.09%               0.42%      0.00%              0.42%
 T. Rowe Price Large Cap Growth
  Portfolio-- Class B.............................   --                0.89%      0.01%              0.88%
 T. Rowe Price Small Cap Growth
  Portfolio-- Class B.............................   --                0.80%        --               0.80%
 Western Asset Management Strategic Bond
  Opportunities Portfolio-- Class B...............   --                0.90%      0.04%              0.86%
 Western Asset Management
  U.S. Government Portfolio-- Class A.............   --                0.50%      0.02%              0.48%



The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2013 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



EXAMPLES


These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005)



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $810    $1,218    $1,610     $3,379     $310      $948    $1,610    $3,379
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  821    $  949     $2,062     $178      $551    $  949    $2,062


EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005)



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $810    $1,218    $1,610     $3,379     $310      $948    $1,610    $3,379
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $678    $  821    $  949     $2,062     $178      $551    $  949    $2,062


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations - may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.


The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus-- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.


CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to 1-800-842-3330.


UNALLOCATED CONTRACTS


The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer may have secured the services of a TPA. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.


We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.


PURCHASE PAYMENTS

The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.


CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase

Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


CONTRACT VALUE

During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in MetLife Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table-- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table-- Underlying Fund Fees and Expenses" and "Other Information-- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-3330 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.





             FUNDING OPTION                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS-- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST-- CLASS 2
Franklin Small-Mid Cap Growth           Seeks long-term capital growth.         Franklin Advisers, Inc.
 Securities Fund
Templeton Developing Markets            Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Securities Fund
Templeton Foreign Securities Fund       Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES-- SERVICE SHARES
Enterprise Portfolio                    Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS EQUITY TRUST--
 CLASS A
ClearBridge Small Cap Value Fund        Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
                                                                                LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS INCOME TRUST--
 CLASS A
Western Asset Corporate Bond Fund       Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management. Total return consists of    Subadviser: Western Asset
                                        income and capital appreciation.        Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                     LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

             FUNDING OPTION                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- ---------------------------------------- -------------------------------------
ClearBridge Variable All Cap Value       Seeks long-term capital growth.          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         consideration.                           Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Appreciation        Seeks long-term appreciation of          Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     capital.                                 LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Equity Income       Seeks a high level of current income.    Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Long-term capital appreciation is a      LLC
                                         secondary objective.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value     Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio-- Class I                     Current income is a secondary            LLC
                                         objective.                               Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap           Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio-- Class I                                                       LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
Legg Mason Investment Counsel            Seeks capital appreciation and           Legg Mason Partners Fund Advisor,
 Variable Social Awareness Portfolio     retention of net investment income.      LLC
                                                                                  Subadviser: Legg Mason Investment
                                                                                  Counsel, LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST-- CLASS I
Western Asset Variable Global High       Seeks to maximize total return,          Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                    consistent with the preservation of      LLC
                                         capital.                                 Subadvisers: Western Asset
                                                                                  Management Company; Western
                                                                                  Asset Management Company
                                                                                  Limited; Western Asset Management
                                                                                  Company Pte. Ltd.
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio--         Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                                 consistent with income generation        Subadviser: BlackRock Financial
                                         and prudent investment management.       Management, Inc.
BlackRock Large Cap Core                 Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio-- Class E                                                              Subadviser: BlackRock Advisors, LLC
Clarion Global Real Estate Portfolio--   Seeks total return through investment    MetLife Advisers, LLC
 Class A                                 in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                         both capital appreciation and current    LLC
                                         income.
Harris Oakmark International             Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio-- Class A                                                              Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio-- Class B     Seeks capital growth and income.         MetLife Advisers, LLC
                                                                                  Subadviser: Invesco Advisers, Inc.

            FUNDING OPTION                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------------
Janus Forty Portfolio-- Class A        Seeks capital appreciation.             MetLife Advisers, LLC
                                                                               Subadviser: Janus Capital
                                                                               Management LLC
Lord Abbett Bond Debenture             Seeks high current income and the       MetLife Advisers, LLC
 Portfolio-- Class A                   opportunity for capital appreciation    Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
Lord Abbett Mid Cap Value              Seeks capital appreciation through      MetLife Advisers, LLC
 Portfolio-- Class B                   investments, primarily in equity        Subadviser: Lord, Abbett & Co. LLC
                                       securities, which are believed to be
                                       undervalued in the marketplace.
MetLife Aggressive Strategy            Seeks growth of capital.                MetLife Advisers, LLC
 Portfolio-- Class B
Oppenheimer Global Equity              Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio-- Class E                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio--         Seeks maximum total return,             MetLife Advisers, LLC
 Class B                               consistent with the preservation of     Subadviser: Pacific Investment
                                       capital and prudent investment          Management Company LLC
                                       management.
Pioneer Fund Portfolio-- Class A       Seeks reasonable income and capital     MetLife Advisers, LLC
                                       growth.                                 Subadviser: Pioneer Investment
                                                                               Management, Inc.
Pioneer Strategic Income Portfolio--   Seeks a high level of current income.   MetLife Advisers, LLC
 Class A                                                                       Subadviser: Pioneer Investment
                                                                               Management, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation    MetLife Advisers, LLC
 Portfolio-- Class B                   by investing in common stocks           Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income      Inc.
                                       is a secondary objective.
Third Avenue Small Cap Value           Seeks long-term capital appreciation.   MetLife Advisers, LLC
 Portfolio-- Class B                                                           Subadviser: Third Avenue
                                                                               Management LLC
METROPOLITAN SERIES FUND
Barclays Aggregate Bond Index          Seeks to track the performance of the   MetLife Advisers, LLC
 Portfolio-- Class A                   Barclays U.S. Aggregate Bond Index.     Subadviser: MetLife Investment
                                                                               Management, LLC
BlackRock Bond Income Portfolio--      Seeks a competitive total return        MetLife Advisers, LLC
 Class A                               primarily from investing in             Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.      MetLife Advisers, LLC
 Portfolio-- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio--     Seeks a high level of current income    MetLife Advisers, LLC
 Class E                               consistent with preservation of         Subadviser: BlackRock Advisors, LLC
                                       capital.
Davis Venture Value Portfolio--        Seeks growth of capital.                MetLife Advisers, LLC
 Class A                                                                       Subadviser: Davis Selected Advisers,
                                                                               L.P.
Frontier Mid Cap Growth Portfolio--    Seeks maximum capital appreciation.     MetLife Advisers, LLC
 Class D                                                                       Subadviser: Frontier Capital
                                                                               Management Company, LLC

              FUNDING OPTION                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------------- ----------------------------------------- --------------------------------------
Jennison Growth Portfolio-- Class B       Seeks long-term growth of capital.        MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Conservative Allocation           Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio-- Class B                      with growth of capital as a secondary
                                          objective.
MetLife Conservative to Moderate          Seeks high total return in the form of    MetLife Advisers, LLC
 Allocation Portfolio-- Class B           income and growth of capital, with a
                                          greater emphasis on income.
MetLife Moderate Allocation               Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio-- Class B                      of current income and growth of
                                          capital, with a greater emphasis on
                                          growth of capital.
MetLife Moderate to Aggressive            Seeks growth of capital.                  MetLife Advisers, LLC
 Allocation Portfolio-- Class B
MetLife Stock Index Portfolio--           Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                          Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio-- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                          investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio-- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
MSCI EAFE(R) Index Portfolio-- Class A    Seeks to track the performance of the     MetLife Advisers, LLC
                                          MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                    Management, LLC
Neuberger Berman Genesis                  Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio-- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                    Management LLC
Russell 2000(R) Index Portfolio--         Seeks to track the performance of the     MetLife Advisers, LLC
 Class A                                  Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                    Management, LLC
T. Rowe Price Large Cap Growth            Seeks long-term growth of capital         MetLife Advisers, LLC
 Portfolio-- Class B                      and, secondarily, dividend income.        Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth            Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio-- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic        Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio--           consistent with preservation of           Subadviser: Western Asset
 Class B                                  capital.                                  Management Company
Western Asset Management                  Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio--              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                  and maintenance of liquidity.             Management Company


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B Additional Information Regarding Underlying Funds"

UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Metropolitan Series Fund and Met Investors Series Trust are "fund of funds":

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio

MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Strategy Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.




                   CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of a Participant;

   o   the available Funding Options and related programs; and

   o   administration of the Annuity options available under the Contracts.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 year                2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

   (a) the size of Plan assets and the expected amount of annual contributions, and

   (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

   (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

   (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service ("IRS") rules)

   o   separation from service/severance from employment

   o   loans (if available in Your Plan)

   o   hardship (as defined by the Code)

   o   death

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of our affiliates and We agree.

   o   disability as defined in Code Section 72(m)(7)

   o   minimum required distributions (generally at age 70 1/2)

   o   return of Excess Plan Contributions

   o   transfers to an employer stock fund

   o   certain Plan expenses as mutually agreed upon

   o to avoid required federal income tax penalties (This waiver applies to amounts required to be distributed from this Contract only)

The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.



DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


   AGGREGATE CONTRACT ASSETS      DAILY ASSET CHARGE
------------------------------   -------------------
  $0-- $499,999.99                      1.50%
  $500,000-- $999,999.99                1.30%
  $1,000,000-- $1,999,999.99            1.20%
  $2,000,000-- $2,999,999.99            1.10%
  $3,000,000-- $3,999,999.99            1.00%
      $4,000,000 and over               0.85%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o   sales, commission and marketing expenses, and

   o   other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%

Please refer to the "Payment Options" section for a description of this benefit.


FUNDING OPTION CHARGES


There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.



                                   TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS


Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT

Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.



RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, ClearBridge Small Cap Value Fund, ClearBridge Variable Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Western Asset Variable Global High Yield Bond Portfolio, Lord Abbett Bond Debenture Portfolio, MSCI EAFE(R) Index Portfolio, Neuberger Berman Genesis Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio- the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.


As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as frequent transfers when We monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement

Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We may impose restrictions similar to those described above.




TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US


You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US


Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.


TRANSFERS FROM CONTRACTS NOT ISSUED BY US


Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------
Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for

Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.


BENEFICIARY


At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.


ANNUITANT


The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
DEATH BENEFITS PRIOR TO THE MATURITY DATE


DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

If We are notified of the Participant's Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY


You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding

Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number

   (b)        the amount to be distributed

   (c)        the Annuity option which is to be purchased

   (d)        the date the Annuity option payments are to begin

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS


Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4, or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity-- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity-- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT


This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.


At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
CONTRACT TERMINATION


You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b)        pay You the Cash Surrender Value of the Funding Options, and

   (c) pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or ERISA.

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.


GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All Keoghs 401(a) and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Contract You purchase and payment method or Annuity Payment type You elect.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.


WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:



                                                                                          TYPE OF CONTRACT
                                                                                           401(A)
                                                                                           401(K)   KEOGH
 In a series of substantially equal payments made annually (or more frequently) for life or life
 expectancy (SEPP)                                                                          X1       X1
 After You die                                                                               X       X
 After You become totally disabled (as defined in the Code)                                  X       X
 To pay deductible medical expenses                                                          X       X
 After Separation from service if You are over 55 at time of separation 1                    X       X
 After December 31, 1999 for IRS levies                                                      X       X
 Pursuant to qualified domestic relations orders                                             X       X

1. You must be separated from service at the time payments begin.


SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS


If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.


SEPARATE ACCOUNT CHARGES


It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS-- GENERALLY


PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.


WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or individual retirement Plan ("IRA").

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified retirement Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA another eligible retirement Plan.


ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified retirement Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

   o   Withdrawals made to satisfy minimum distribution requirements

   o   Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.


MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

   o   the calendar year following the year in which You reach age 70 1/2 or

   o the calendar year following the calendar year You retire, provided You do not own more than 5% of Your employer.


For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(k), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.


DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans(i.e., 401(a), 403(a), 403(b) and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).


INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under a qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.


KEOGH PLANS



A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Please consult Your tax adviser about Your particular situation.


See this tax section for a brief description of the tax rules that apply to Keoghs


401(K) PLANS


The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See this tax section for a brief description of the tax rules that apply to 401(k)s.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.


GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.


The 2011 PR Code provides an exclusion from gross income for amounts received as qualified retirement Annuity from a private employer due to separation from employment. The Annuity must be in connection with a qualified retirement plan established under the 2011 PR Code. The amount of the annual exclusion is $15,000 for retirees that are 60 years old or older and $11,000 for the other retirees. Such exclusion can be applied in conjunction with 3% inclusion gross income test described above.

The following examples illustrated the applicability of the exclusion. An Annuity was bought in 2005 for $10,000 consideration, payable in installments totalizing $18,000 annually. For the taxable year 2013, the 65 year old owner of the Annuity commenced receiving benefits thereunder. The first $15,000 are exempt and in relation to the other income (3% of $10,000). If the owner of the Annuity receives exempt amounts attributable to the consideration paid totaling $10,000, then all amounts the owner receives thereafter under the Annuity contract, which exceed the exclusion provided by the 2011 PR Code, would be included in gross income. Accordingly, if for the taxable year 2016, the $10,000 consideration was fully recovered, the owner would have to include in gross income only $3,000 because $15,000 would be exempt under the 2011 PR Code.

VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

An Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions


       The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year. The employer deduction limit for contributions to profit sharing and stock bonus qualified retirement plans was increased by the 2011 PR Code from 15% to 25% of the compensation otherwise paid or accrued during the taxable year.


b. Distributions

       The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

       In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and (2) 10% of all plan's trust assets (calculated based on the average balance of investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.


In the case of distributions in the form of Annuity or installments as a result of separation from service, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the Annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.


The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

       Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified Plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement Plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity Plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Variable Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

       A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

       Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

       The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

       Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan- Distributions and Rollover".



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS


The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900,

Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the

Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through

FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract.

Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information-- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2012, as well as the range of additional compensation paid.)


The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                  APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.



                                UGVA -- SEPARATE ACCOUNT CHARGES 0.85%
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Dreyfus A Bonds Plus, Inc. (9/96)............................................... 2006   1.514
                                                                                 2005   1.498
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................ 2006   3.029
                                                                                 2005   3.029
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 2008   0.914
                                                                                 2007   0.791
                                                                                 2006   0.777
                                                                                 2005   0.728
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................ 2006   1.121
                                                                                 2005   1.081
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)................. 2006   0.899
                                                                                 2005   0.789
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 2012   1.471
                                                                                 2011   1.628
                                                                                 2010   1.469
                                                                                 2009   1.041
                                                                                 2008   1.704
                                                                                 2007   1.497
                                                                                 2006   1.254
                                                                                 2005   1.108
 American Funds Growth Subaccount (Class 2) (5/04).............................. 2012   1.312
                                                                                 2011   1.382
                                                                                 2010   1.175
                                                                                 2009   0.850
                                                                                 2008   1.530
                                                                                 2007   1.373
                                                                                 2006   1.257
                                                                                 2005   1.091
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 2012   1.165
                                                                                 2011   1.197
                                                                                 2010   1.083
                                                                                 2009   0.833
                                                                                 2008   1.351
                                                                                 2007   1.297
                                                                                 2006   1.136
                                                                                 2005   1.082
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)............................................... 2006   2.452
                                                                                 2005   2.092
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)........................... 2006   1.757
                                                                                 2005   1.654
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).................... 2008   1.348



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Dreyfus A Bonds Plus, Inc. (9/96)............................................... 1.514                      --
                                                                                 1.514                      --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)................ 3.029                      --
                                                                                 3.029                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)....... 0.874                      --
                                                                                 0.914                 427,985
                                                                                 0.791                 235,007
                                                                                 0.777                 171,825
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................ 1.174                      --
                                                                                 1.121               8,536,045
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01)................. 0.885                      --
                                                                                 0.899                 552,065
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)....................... 1.787                  33,921
                                                                                 1.471                 620,013
                                                                                 1.628               1,861,969
                                                                                 1.469               2,387,138
                                                                                 1.041               2,297,544
                                                                                 1.704               2,015,383
                                                                                 1.497               1,342,732
                                                                                 1.254                 438,114
 American Funds Growth Subaccount (Class 2) (5/04).............................. 1.534                  46,054
                                                                                 1.312               1,391,512
                                                                                 1.382               4,376,994
                                                                                 1.175               5,591,721
                                                                                 0.850               5,495,292
                                                                                 1.530               5,230,391
                                                                                 1.373               4,539,659
                                                                                 1.257               2,719,316
 American Funds Growth-Income Subaccount (Class 2) (5/04)....................... 1.357                 160,417
                                                                                 1.165                 859,459
                                                                                 1.197               2,249,141
                                                                                 1.083               3,426,647
                                                                                 0.833               3,212,645
                                                                                 1.351               3,065,058
                                                                                 1.297               2,662,287
                                                                                 1.136               1,404,509
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)............................................... 2.432                      --
                                                                                 2.452               5,664,971
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)........................... 2.311                      --
                                                                                 1.757                 984,660
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98).................... 1.293                      --

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2007   1.269
                                                                                     2006   1.099
                                                                                     2005   1.062
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).................. 2008   1.300
                                                                                     2007   1.475
                                                                                     2006   1.433
                                                                                     2005   1.366
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 2012   1.545
                                                                                     2011   1.603
                                                                                     2010   1.382
                                                                                     2009   1.029
                                                                                     2008   1.811
                                                                                     2007   1.557
                                                                                     2006   1.409
                                                                                     2005   1.219
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2012   2.176
                                                                                     2011   2.461
                                                                                     2010   1.931
                                                                                     2009   1.393
                                                                                     2008   2.327
                                                                                     2007   2.035
                                                                                     2006   1.825
                                                                                     2005   1.560
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.186
                                                                                     2011   1.257
                                                                                     2010   0.994
                                                                                     2009   0.698
                                                                                     2008   1.224
                                                                                     2007   1.110
                                                                                     2006   1.030
                                                                                     2005   0.991
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.473
                                                                                     2005   1.344
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.874
                                                                                     2011   3.445
                                                                                     2010   2.955
                                                                                     2009   1.727
                                                                                     2008   3.682
                                                                                     2007   2.884
                                                                                     2006   2.271
                                                                                     2005   1.797
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.332
                                                                                     2011   1.503
                                                                                     2010   1.398
                                                                                     2009   1.029
                                                                                     2008   1.741
                                                                                     2007   1.521
                                                                                     2006   1.263
                                                                                     2005   1.156
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.672
                                                                                     2011   0.689
                                                                                     2010   0.554
                                                                                     2009   0.387
                                                                                     2008   0.694
                                                                                     2007   0.575
                                                                                     2006   0.512
                                                                                     2005   0.461
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.853
                                                                                     2005   0.767
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.575
                                                                                     2005   1.527
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.758



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     1.348               1,506,080
                                                                                     1.269               2,438,048
                                                                                     1.099               2,693,587
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).................. 1.230                      --
                                                                                     1.300               4,206,856
                                                                                     1.475               5,819,927
                                                                                     1.433               6,866,674
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)..................... 1.779                  40,057
                                                                                     1.545                 887,321
                                                                                     1.603               2,579,304
                                                                                     1.382               3,192,929
                                                                                     1.029               3,128,918
                                                                                     1.811               3,207,143
                                                                                     1.557               3,054,556
                                                                                     1.409               1,941,620
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................... 2.471                  26,363
                                                                                     2.176                 972,480
                                                                                     2.461               2,624,149
                                                                                     1.931               3,323,283
                                                                                     1.393               3,543,877
                                                                                     2.327               4,168,010
                                                                                     2.035               4,578,092
                                                                                     1.825               3,900,831
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 1.304                      32
                                                                                     1.186                 255,500
                                                                                     1.257                 611,256
                                                                                     0.994                 804,093
                                                                                     0.698                 741,318
                                                                                     1.224                 735,674
                                                                                     1.110                 645,745
                                                                                     1.030                 547,033
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 1.729                      --
                                                                                     1.473                 373,491
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 3.225                  15,884
                                                                                     2.874                 408,291
                                                                                     3.445               1,253,750
                                                                                     2.955               1,500,183
                                                                                     1.727               1,520,090
                                                                                     3.682               1,798,696
                                                                                     2.884               1,471,006
                                                                                     2.271                 951,217
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 1.561                   3,758
                                                                                     1.332                 497,874
                                                                                     1.503               1,676,816
                                                                                     1.398               2,472,524
                                                                                     1.029               2,735,746
                                                                                     1.741               2,681,834
                                                                                     1.521               2,538,465
                                                                                     1.263               1,980,292
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 0.779                  43,062
                                                                                     0.672               1,222,160
                                                                                     0.689               3,763,387
                                                                                     0.554               3,792,350
                                                                                     0.387               4,066,947
                                                                                     0.694               4,089,247
                                                                                     0.575               4,218,950
                                                                                     0.512               5,073,291
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 0.915                      --
                                                                                     0.853                 872,657
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 1.779                      --
                                                                                     1.575                 136,457
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2.009                     862

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   1.909
                                                                                     2010   1.541
                                                                                     2009   1.170
                                                                                     2008   1.841
                                                                                     2007   1.906
                                                                                     2006   1.726
                                                                                     2005   1.633
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2012   2.195
                                                                                     2011   2.105
                                                                                     2010   1.904
                                                                                     2009   1.436
                                                                                     2008   1.882
                                                                                     2007   1.868
                                                                                     2006   1.828
                                                                                     2005   1.810
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2011   2.237
                                                                                     2010   2.098
                                                                                     2009   1.618
                                                                                     2008   2.886
                                                                                     2007   2.848
                                                                                     2006   2.358
                                                                                     2005   2.199
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 2007   1.133
                                                                                     2006   1.016
                                                                                     2005   0.986
 LMPIS Premier Selections All Cap Growth Subaccount (5/01).......................... 2007   0.993
                                                                                     2006   0.933
                                                                                     2005   0.885
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).......... 2012   1.130
                                                                                     2011   1.112
                                                                                     2010   0.897
                                                                                     2009   0.672
                                                                                     2008   1.138
                                                                                     2007   1.131
                                                                                     2006   1.048
                                                                                     2005   0.947
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............... 2012   1.559
                                                                                     2011   1.533
                                                                                     2010   1.372
                                                                                     2009   1.133
                                                                                     2008   1.617
                                                                                     2007   1.504
                                                                                     2006   1.321
                                                                                     2005   1.278
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)...... 2012   1.416
                                                                                     2011   1.324
                                                                                     2010   1.189
                                                                                     2009   0.976
                                                                                     2008   1.514
                                                                                     2007   1.500
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)   2012   0.841
                                                                                     2011   0.905
                                                                                     2010   0.782
                                                                                     2009   0.610
                                                                                     2008   0.970
                                                                                     2007   1.016
                                                                                     2006   1.016
                                                                                     2005   1.016
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).......... 2012   1.703
                                                                                     2011   1.729
                                                                                     2010   1.588
                                                                                     2009   1.125
                                                                                     2008   1.809
                                                                                     2007   1.732
                                                                                     2006   1.670
                                                                                     2005   1.601



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     1.758                 310,386
                                                                                     1.909                 830,857
                                                                                     1.541               1,025,184
                                                                                     1.170               1,137,818
                                                                                     1.841               1,373,302
                                                                                     1.906               1,499,917
                                                                                     1.726               1,585,184
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2.492                   4,334
                                                                                     2.195                 331,181
                                                                                     2.105                 978,923
                                                                                     1.904               1,296,231
                                                                                     1.436               1,290,982
                                                                                     1.882               1,540,818
                                                                                     1.868               2,056,653
                                                                                     1.828               2,348,916
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2.509                      --
                                                                                     2.237               1,362,693
                                                                                     2.098               1,873,820
                                                                                     1.618               2,174,332
                                                                                     2.886               2,842,155
                                                                                     2.848               4,166,939
                                                                                     2.358               4,464,912
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 1.188                      --
                                                                                     1.133                 253,983
                                                                                     1.016                 242,145
 LMPIS Premier Selections All Cap Growth Subaccount (5/01).......................... 1.059                      --
                                                                                     0.993               1,763,613
                                                                                     0.933               2,762,821
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00).......... 1.330                  41,707
                                                                                     1.130               1,632,061
                                                                                     1.112               5,232,394
                                                                                     0.897               6,631,287
                                                                                     0.672               9,037,519
                                                                                     1.138              11,780,628
                                                                                     1.131              16,039,306
                                                                                     1.048              18,236,317
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............... 1.792                  24,967
                                                                                     1.559                 497,863
                                                                                     1.533               1,210,214
                                                                                     1.372               1,893,408
                                                                                     1.133               2,346,561
                                                                                     1.617               2,777,901
                                                                                     1.504               3,262,102
                                                                                     1.321               3,288,155
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07)...... 1.603                      19
                                                                                     1.416                 451,053
                                                                                     1.324                 498,317
                                                                                     1.189                 564,828
                                                                                     0.976                 718,536
                                                                                     1.514               1,055,194
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01)   0.959                  12,631
                                                                                     0.841                 816,418
                                                                                     0.905               1,869,276
                                                                                     0.782               2,257,508
                                                                                     0.610               2,907,846
                                                                                     0.970               3,832,742
                                                                                     1.016                      --
                                                                                     1.016                      --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).......... 2.032                  11,735
                                                                                     1.703                 149,456
                                                                                     1.729                 522,335
                                                                                     1.588                 832,826
                                                                                     1.125               1,112,623
                                                                                     1.809               1,757,633
                                                                                     1.732               2,111,467
                                                                                     1.670               2,830,511

                               UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                                  UNIT VALUE AT
                                                                                                   BEGINNING OF
PORTFOLIO NAME                                                                             YEAR        YEAR
----------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................ 2012   1.659
                                                                                          2011   1.594
                                                                                          2010   1.468
                                                                                          2009   1.190
                                                                                          2008   1.863
                                                                                          2007   1.809
                                                                                          2006   1.543
                                                                                          2005   1.460
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)................ 2012   1.485
                                                                                          2011   1.477
                                                                                          2010   1.190
                                                                                          2009   0.841
                                                                                          2008   1.430
                                                                                          2007   1.381
 LMPVET Equity Index Subaccount (Class II) (5/04)........................................ 2009   0.827
                                                                                          2008   1.334
                                                                                          2007   1.283
                                                                                          2006   1.124
                                                                                          2005   1.087
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................... 2012   1.316
                                                                                          2011   1.327
                                                                                          2010   1.193
                                                                                          2009   0.980
                                                                                          2008   1.321
                                                                                          2007   1.202
                                                                                          2006   1.125
                                                                                          2005   1.087
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2012   1.032
                                                                                          2011   1.041
                                                                                          2010   0.962
                                                                                          2009   0.826
                                                                                          2008   1.057
                                                                                          2007   1.052
                                                                                          2006   1.019
                                                                                          2005   1.004
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 2011   1.571
                                                                                          2010   1.420
                                                                                          2009   1.201
                                                                                          2008   1.401
                                                                                          2007   1.386
                                                                                          2006   1.326
                                                                                          2005   1.304
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2012   2.095
                                                                                          2011   2.077
                                                                                          2010   1.823
                                                                                          2009   1.182
                                                                                          2008   1.723
                                                                                          2007   1.739
                                                                                          2006   1.585
                                                                                          2005   1.540
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 2010   1.279
                                                                                          2009   1.287
                                                                                          2008   1.265
                                                                                          2007   1.216
                                                                                          2006   1.172
                                                                                          2005   1.150
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2007   2.326
                                                                                          2006   1.986
                                                                                          2005   1.925
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 2007   1.460
                                                                                          2006   1.308
                                                                                          2005   1.277
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 2007   1.313
                                                                                          2006   1.173
                                                                                          2005   1.128



                                                                                                           NUMBER OF UNITS
                                                                                           UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                              END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)................ 1.916                   2,310
                                                                                          1.659                 228,462
                                                                                          1.594                 648,513
                                                                                          1.468               1,002,149
                                                                                          1.190               1,251,550
                                                                                          1.863               1,942,171
                                                                                          1.809               2,868,438
                                                                                          1.543               3,792,254
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)................ 1.758                   1,256
                                                                                          1.485                 193,000
                                                                                          1.477                 595,012
                                                                                          1.190                 640,172
                                                                                          0.841                 775,710
                                                                                          1.430                 865,055
 LMPVET Equity Index Subaccount (Class II) (5/04)........................................ 0.807                      --
                                                                                          0.827               4,926,408
                                                                                          1.334               6,453,917
                                                                                          1.283              10,039,121
                                                                                          1.124              10,945,884
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)................... 1.444                      --
                                                                                          1.316                  71,873
                                                                                          1.327                 199,644
                                                                                          1.193                 257,895
                                                                                          0.980                 351,774
                                                                                          1.321                 544,181
                                                                                          1.202                 729,791
                                                                                          1.125                 929,941
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 1.031                      --
                                                                                          1.032                      --
                                                                                          1.041                 198,117
                                                                                          0.962                 141,582
                                                                                          0.826                  71,057
                                                                                          1.057                 233,293
                                                                                          1.052                 171,151
                                                                                          1.019                  72,513
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 1.606                      --
                                                                                          1.571                 440,380
                                                                                          1.420                 425,363
                                                                                          1.201                 429,950
                                                                                          1.401                 447,307
                                                                                          1.386                 744,422
                                                                                          1.326                 805,864
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2.458                   1,764
                                                                                          2.095                 233,955
                                                                                          2.077                 847,075
                                                                                          1.823                 771,604
                                                                                          1.182                 783,579
                                                                                          1.723                 886,039
                                                                                          1.739                 956,992
                                                                                          1.585                 989,355
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 1.275                      --
                                                                                          1.279              11,462,794
                                                                                          1.287              14,976,206
                                                                                          1.265              18,789,416
                                                                                          1.216              20,595,080
                                                                                          1.172              22,818,645
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2.446                      --
                                                                                          2.326               2,276,235
                                                                                          1.986               2,464,434
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 1.506                      --
                                                                                          1.460               1,844,495
                                                                                          1.308               3,589,832
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 1.405                      --
                                                                                          1.313               1,129,579
                                                                                          1.173                 957,414

                                       UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............. 2007   1.322           1.377                      --
                                                                         2006   1.137           1.322               1,436,402
                                                                         2005   1.110           1.137                 993,167
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................. 2007   1.391           1.536                      --
                                                                         2006   1.250           1.391               1,567,185
                                                                         2005   1.164           1.250               1,375,488
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............ 2008   2.714           2.622                      --
                                                                         2007   2.581           2.714                 458,413
                                                                         2006   2.697           2.581                 520,791
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................ 2012   1.825           2.116                     739
                                                                         2011   1.794           1.825                 178,318
                                                                         2010   1.556           1.794                 688,717
                                                                         2009   1.065           1.556                 498,735
                                                                         2008   1.416           1.065                 454,962
                                                                         2007   1.389           1.416                 482,804
                                                                         2006   1.312           1.389                 495,975
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06).............. 2007   1.173           1.233                      --
                                                                         2006   1.102           1.173                 353,790
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07).............. 2012   1.009           1.135                   1,480
                                                                         2011   1.015           1.009                 197,356
                                                                         2010   0.910           1.015                 276,540
                                                                         2009   0.770           0.910                 375,459
                                                                         2008   1.238           0.770                 330,542
                                                                         2007   1.222           1.238                 334,743
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............ 2012   0.871           1.091                     983
                                                                         2011   0.927           0.871                 623,334
                                                                         2010   0.804           0.927               1,460,259
                                                                         2009   0.600           0.804               1,655,574
                                                                         2008   1.036           0.600               1,803,948
                                                                         2007   1.226           1.036               2,092,111
                                                                         2006   1.003           1.226               2,751,358
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........ 2012   1.545           1.984                  22,011
                                                                         2011   1.812           1.545                 543,698
                                                                         2010   1.566           1.812               1,810,057
                                                                         2009   1.016           1.566               1,939,308
                                                                         2008   1.729           1.016               2,192,753
                                                                         2007   1.758           1.729               2,797,531
                                                                         2006   1.588           1.758               3,318,276
 MIST Janus Forty Subaccount (Class A) (4/06)........................... 2012   2.652           3.230                  12,542
                                                                         2011   2.886           2.652                 725,719
                                                                         2010   2.654           2.886               1,767,460
                                                                         2009   1.869           2.654               2,007,502
                                                                         2008   3.241           1.869               2,550,267
                                                                         2007   2.506           3.241               3,031,686
                                                                         2006   2.432           2.506               4,015,647
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............ 2012   1.582           1.776                  29,112
                                                                         2011   1.522           1.582                 282,506
                                                                         2010   1.357           1.522                 518,039
                                                                         2009   0.998           1.357                 673,031
                                                                         2008   1.233           0.998                 639,844
                                                                         2007   1.164           1.233                 504,131
                                                                         2006   1.105           1.164                 376,970
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *........... 2012   1.256           1.429                     410
                                                                         2011   1.316           1.256                 360,771
                                                                         2010   1.057           1.316                 991,885
                                                                         2009   0.843           1.057               1,029,761
                                                                         2008   1.388           0.843               1,192,618
                                                                         2007   1.521           1.388               1,583,146
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).......... 2009   0.777           0.740                      --
                                                                         2008   1.366           0.777               2,543,982
                                                                         2007   1.231           1.366               2,962,749
                                                                         2006   1.240           1.231               4,137,362
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................. 2012   2.077           2.520                   7,885
                                                                         2011   2.511           2.077                 467,876

                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................... 2012   0.896
                                                                                  2011   1.042
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................... 2012   2.600
                                                                                  2011   2.764
                                                                                  2010   2.262
                                                                                  2009   1.663
                                                                                  2008   2.617
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2012   1.851
                                                                                  2011   1.810
                                                                                  2010   1.687
                                                                                  2009   1.507
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................... 2012   1.510
                                                                                  2011   1.595
                                                                                  2010   1.384
                                                                                  2009   1.127
                                                                                  2008   1.692
                                                                                  2007   1.626
                                                                                  2006   1.504
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2012   2.411
                                                                                  2011   2.346
                                                                                  2010   2.109
                                                                                  2009   1.599
                                                                                  2008   1.806
                                                                                  2007   1.708
                                                                                  2006   1.641
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *................ 2012   0.910
                                                                                  2011   0.956
                                                                                  2010   0.824
                                                                                  2009   0.702
                                                                                  2008   1.112
                                                                                  2007   1.081
                                                                                  2006   1.001
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.637
                                                                                  2011   1.814
                                                                                  2010   1.526
                                                                                  2009   1.217
                                                                                  2008   1.749
                                                                                  2007   1.819
                                                                                  2006   1.779
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.503
                                                                                  2011   1.538
                                                                                  2010   1.350
                                                                                  2009   1.077
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 2007   1.363
                                                                                  2006   1.318
                                                                                  2005   1.302
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 2007   1.176
                                                                                  2006   0.938
                                                                                  2005   0.825
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 2007   1.162
                                                                                  2006   1.041
                                                                                  2005   0.984
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 2007   1.373
                                                                                  2006   1.219
                                                                                  2005   1.146
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.758
                                                                                  2011   1.649
                                                                                  2010   1.568
                                                                                  2009   1.504
                                                                                  2008   1.431
                                                                                  2007   1.411
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.664



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11).................... 1.037                      --
                                                                                  0.896                 894,158
 MIST MLA Mid Cap Subaccount (Class A) (4/08).................................... 2.722                      11
                                                                                  2.600                  32,350
                                                                                  2.764                 203,312
                                                                                  2.262                 227,866
                                                                                  1.663                 319,969
 MIST PIMCO Total Return Subaccount (Class B) (5/09)............................. 2.006                   9,707
                                                                                  1.851               1,191,044
                                                                                  1.810               3,641,005
                                                                                  1.687               4,996,534
 MIST Pioneer Fund Subaccount (Class A) (4/06)................................... 1.656                      --
                                                                                  1.510                  15,500
                                                                                  1.595                  93,171
                                                                                  1.384                 124,410
                                                                                  1.127                 121,491
                                                                                  1.692                 126,308
                                                                                  1.626                 128,120
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)....................... 2.668                   7,262
                                                                                  2.411                 229,891
                                                                                  2.346                 758,711
                                                                                  2.109                 758,992
                                                                                  1.599                 804,310
                                                                                  1.806                 729,820
                                                                                  1.708                 557,439
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *................ 1.065                  47,737
                                                                                  0.910               1,517,165
                                                                                  0.956               3,585,696
                                                                                  0.824               4,651,127
                                                                                  0.702               5,828,054
                                                                                  1.112               7,098,894
                                                                                  1.081               9,839,723
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 1.915                  44,201
                                                                                  1.637                 479,954
                                                                                  1.814               1,188,345
                                                                                  1.526               1,464,589
                                                                                  1.217               1,867,405
                                                                                  1.749               2,067,497
                                                                                  1.819                 250,730
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.766                     805
                                                                                  1.503                 241,653
                                                                                  1.538                 511,760
                                                                                  1.350                 521,111
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 1.412                      --
                                                                                  1.363               2,624,935
                                                                                  1.318               2,512,085
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 1.267                      --
                                                                                  1.176               2,763,084
                                                                                  0.938               2,191,780
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 1.218                      --
                                                                                  1.162               2,422,727
                                                                                  1.041               2,311,268
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 1.377                      --
                                                                                  1.373               1,985,695
                                                                                  1.219               2,052,379
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 1.811                   8,690
                                                                                  1.758                 409,686
                                                                                  1.649                 917,871
                                                                                  1.568               1,480,780
                                                                                  1.504               1,734,944
                                                                                  1.431               2,175,490
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 0.730                  21,556

                            UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
                                                                                     2011   0.692
                                                                                     2010   0.606
                                                                                     2009   0.409
                                                                                     2008   0.761
                                                                                     2007   0.637
                                                                                     2006   0.650
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............................. 2012   1.861
                                                                                     2011   1.761
                                                                                     2010   1.640
                                                                                     2009   1.511
                                                                                     2008   1.578
                                                                                     2007   1.497
                                                                                     2006   1.434
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 2012   1.476
                                                                                     2011   1.635
                                                                                     2010   1.376
                                                                                     2009   1.087
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 2012   1.257
                                                                                     2011   1.268
                                                                                     2010   1.275
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 2012   1.105
                                                                                     2011   1.162
                                                                                     2010   1.046
                                                                                     2009   0.799
                                                                                     2008   1.288
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 2009   1.012
                                                                                     2008   1.849
                                                                                     2007   1.794
                                                                                     2006   1.761
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 2012   1.723
                                                                                     2011   1.854
                                                                                     2010   1.633
                                                                                     2009   1.353
                                                                                     2008   2.238
                                                                                     2007   2.168
                                                                                     2006   2.103
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 2012   0.885
                                                                                     2011   0.891
                                                                                     2010   0.807
                                                                                     2009   0.583
                                                                                     2008   0.876
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)...................... 2011   0.962
                                                                                     2010   0.839
                                                                                     2009   0.643
                                                                                     2008   1.089
                                                                                     2007   1.064
                                                                                     2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06).................... 2012   1.242
                                                                                     2011   1.213
                                                                                     2010   1.112
                                                                                     2009   0.930
                                                                                     2008   1.096
                                                                                     2007   1.047
                                                                                     2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)........ 2012   1.155
                                                                                     2011   1.153
                                                                                     2010   1.043
                                                                                     2009   0.850
                                                                                     2008   1.094
                                                                                     2007   1.053
                                                                                     2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........................ 2012   1.066
                                                                                     2011   1.090
                                                                                     2010   0.972
                                                                                     2009   0.775
                                                                                     2008   1.094
                                                                                     2007   1.058
                                                                                     2006   1.000



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
                                                                                     0.664                 820,017
                                                                                     0.692               1,718,562
                                                                                     0.606               2,225,349
                                                                                     0.409               2,596,073
                                                                                     0.761               3,141,883
                                                                                     0.637               4,896,902
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).............................. 1.984                   4,341
                                                                                     1.861                 209,520
                                                                                     1.761                 860,771
                                                                                     1.640                 774,966
                                                                                     1.511                 812,443
                                                                                     1.578               1,053,733
                                                                                     1.497               1,384,134
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09).................. 1.674                  14,105
                                                                                     1.476               1,078,560
                                                                                     1.635               2,366,910
                                                                                     1.376               2,957,784
 MSF BlackRock Money Market Subaccount (Class E) (5/10)............................. 1.247                 197,972
                                                                                     1.257               4,250,242
                                                                                     1.268               9,152,885
 MSF Davis Venture Value Subaccount (Class A) (4/08)................................ 1.237                   4,482
                                                                                     1.105                 350,077
                                                                                     1.162                 862,453
                                                                                     1.046               1,082,898
                                                                                     0.799               1,349,375
 MSF FI Large Cap Subaccount (Class A) (4/06)....................................... 1.059                      --
                                                                                     1.012               1,752,137
                                                                                     1.849               1,969,025
                                                                                     1.794               3,284,540
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................... 1.976                   3,326
                                                                                     1.723                 111,338
                                                                                     1.854                 504,877
                                                                                     1.633                 656,567
                                                                                     1.353                 707,114
                                                                                     2.238                 885,767
                                                                                     2.168               1,245,971
 MSF Jennison Growth Subaccount (Class B) (4/08).................................... 1.014                  17,375
                                                                                     0.885                 114,226
                                                                                     0.891                 330,498
                                                                                     0.807                 436,406
                                                                                     0.583                 388,046
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)...................... 1.045                      --
                                                                                     0.962               1,121,697
                                                                                     0.839               1,215,360
                                                                                     0.643               1,357,012
                                                                                     1.089                 687,977
                                                                                     1.064                  32,895
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06).................... 1.344                      --
                                                                                     1.242                 135,306
                                                                                     1.213                 286,816
                                                                                     1.112                 264,993
                                                                                     0.930                 190,119
                                                                                     1.096                  77,319
                                                                                     1.047                  12,250
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)........ 1.277                  22,750
                                                                                     1.155                 338,142
                                                                                     1.153                 599,000
                                                                                     1.043                 527,360
                                                                                     0.850                 494,464
                                                                                     1.094                 217,078
                                                                                     1.053                  18,857
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)........................ 1.197                  13,429
                                                                                     1.066                 615,915
                                                                                     1.090               1,608,114
                                                                                     0.972               1,568,006
                                                                                     0.775               1,234,224
                                                                                     1.094                 498,626
                                                                                     1.058                  41,732

                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)........ 2012   0.978
                                                                                   2011   1.025
                                                                                   2010   0.901
                                                                                   2009   0.704
                                                                                   2008   1.094
                                                                                   2007   1.063
                                                                                   2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *........................... 2012   1.106
                                                                                   2011   1.095
                                                                                   2010   0.962
                                                                                   2009   0.769
                                                                                   2008   1.232
                                                                                   2007   1.241
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2012   2.352
                                                                                   2011   2.321
                                                                                   2010   2.131
                                                                                   2009   1.816
                                                                                   2008   2.357
                                                                                   2007   2.282
                                                                                   2006   2.124
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2012   1.352
                                                                                   2011   1.352
                                                                                   2010   1.223
                                                                                   2009   1.021
                                                                                   2008   1.526
                                                                                   2007   1.430
                                                                                   2006   1.288
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2012   0.852
                                                                                   2011   0.982
                                                                                   2010   0.916
                                                                                   2009   0.718
                                                                                   2008   1.249
                                                                                   2007   1.279
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2012   1.348
                                                                                   2011   1.418
                                                                                   2010   1.127
                                                                                   2009   0.902
                                                                                   2008   1.368
                                                                                   2007   1.407
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.074
                                                                                   2011   1.098
                                                                                   2010   0.948
                                                                                   2009   0.669
                                                                                   2008   1.163
                                                                                   2007   1.074
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.504
                                                                                   2011   1.495
                                                                                   2010   1.120
                                                                                   2009   0.815
                                                                                   2008   1.233
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2012   1.637
                                                                                   2011   1.610
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.284
                                                                                   2011   1.226
                                                                                   2010   1.167
                                                                                   2009   1.126
                                                                                   2008   1.138
                                                                                   2007   1.098
                                                                                   2006   1.056
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.130
                                                                                   2005   1.078
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.451



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)........ 1.119                   6,855
                                                                                   0.978               1,091,688
                                                                                   1.025               2,182,678
                                                                                   0.901               2,599,962
                                                                                   0.704               1,941,432
                                                                                   1.094                 985,479
                                                                                   1.063                 211,263
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *........................... 1.269                  17,029
                                                                                   1.106               1,841,088
                                                                                   1.095               5,161,477
                                                                                   0.962               6,550,675
                                                                                   0.769               1,815,747
                                                                                   1.232               2,273,917
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.597                  78,091
                                                                                   2.352                 649,074
                                                                                   2.321               1,642,546
                                                                                   2.131               2,282,536
                                                                                   1.816               2,771,495
                                                                                   2.357               3,848,809
                                                                                   2.282               4,817,897
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 1.563                  83,375
                                                                                   1.352                 435,816
                                                                                   1.352               1,391,597
                                                                                   1.223               1,849,141
                                                                                   1.021               1,774,311
                                                                                   1.526               1,622,073
                                                                                   1.430               1,073,910
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 1.000                  50,153
                                                                                   0.852                 868,593
                                                                                   0.982               2,050,396
                                                                                   0.916               2,221,579
                                                                                   0.718               1,992,105
                                                                                   1.249               2,453,559
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 1.556                   2,511
                                                                                   1.348                 499,691
                                                                                   1.418               1,217,190
                                                                                   1.127               1,510,715
                                                                                   0.902               1,394,446
                                                                                   1.368               1,536,939
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.263                   9,084
                                                                                   1.074                 431,987
                                                                                   1.098               1,075,429
                                                                                   0.948               1,209,240
                                                                                   0.669               1,176,753
                                                                                   1.163               1,369,916
                                                                                   1.074               1,685,383
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.728                  25,296
                                                                                   1.504               1,009,747
                                                                                   1.495               2,519,980
                                                                                   1.120               2,618,594
                                                                                   0.815               3,152,438
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.806                     275
                                                                                   1.637                 230,435
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.318                      --
                                                                                   1.284                 590,742
                                                                                   1.226               1,501,166
                                                                                   1.167               1,816,325
                                                                                   1.126               2,045,839
                                                                                   1.138               2,176,100
                                                                                   1.098               2,418,766
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.197                      --
                                                                                   1.130               1,297,609
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.502                      --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                  2008   1.396           1.451               4,434,661
                                                                  2007   1.295           1.396               3,787,018
                                                                  2006   1.257           1.295               3,715,245
                                                                  2005   1.238           1.257               3,822,666
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01).......... 2007   2.029           2.172                      --
                                                                  2006   1.745           2.029               1,799,959
                                                                  2005   1.644           1.745               2,019,651
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............ 2006   1.161           1.240                      --
                                                                  2005   1.077           1.161               5,985,605
 Travelers Convertible Securities Subaccount (5/04).............. 2006   1.034           1.105                      --
                                                                  2005   1.039           1.034                 100,140
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)........... 2006   2.463           2.697                      --
                                                                  2005   2.210           2.463                 767,505
 Travelers Equity Income Subaccount (10/96)...................... 2006   1.997           2.103                      --
                                                                  2005   1.928           1.997               1,630,993
 Travelers Federated High Yield Subaccount (11/96)............... 2006   1.276           1.312                      --
                                                                  2005   1.255           1.276                 556,442
 Travelers Large Cap Subaccount (9/96)........................... 2006   1.705           1.761                      --
                                                                  2005   1.582           1.705               2,593,839
 Travelers Mercury Large Cap Core Subaccount (6/98).............. 2006   1.035           1.102                      --
                                                                  2005   0.932           1.035                 471,059
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)............... 2006   0.612           0.650                      --
                                                                  2005   0.599           0.612               6,394,866
 Travelers MFS(R) Total Return Subaccount (8/96)................. 2006   2.052           2.124                      --
                                                                  2005   2.011           2.052               5,188,386
 Travelers MFS(R) Value Subaccount (5/04)........................ 2006   1.189           1.288                      --
                                                                  2005   1.126           1.189                 653,670
 Travelers Mondrian International Stock Subaccount (9/96)........ 2006   1.379           1.588                      --
                                                                  2005   1.270           1.379               3,528,909
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.414           1.504                      --
                                                                  2005   1.346           1.414                  25,965
 Travelers Pioneer Strategic Income Subaccount (9/96)............ 2006   1.620           1.641                      --
                                                                  2005   1.576           1.620                 263,744
 Travelers Quality Bond Subaccount (7/97)........................ 2006   1.443           1.434                      --
                                                                  2005   1.432           1.443               1,733,864
 Travelers Strategic Equity Subaccount (9/96).................... 2006   1.692           1.770                      --
                                                                  2005   1.672           1.692               1,663,546
 Travelers U.S. Government Securities Subaccount (5/04).......... 2006   1.093           1.056                      --
                                                                  2005   1.056           1.093               3,000,711
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............ 2009   1.071           1.041                      --
                                                                  2008   1.683           1.071                 614,754
                                                                  2007   1.738           1.683                 558,261
                                                                  2006   1.510           1.738                 494,374
                                                                  2005   1.463           1.510                 397,785



                                             UGVA -- SEPARATE ACCOUNT CHARGES 1.50%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Dreyfus A Bonds Plus, Inc. (9/96)....................................... 2006   1.429           1.429           --
                                                                         2005   1.417           1.429           --
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)........ 2006   2.879           2.879           --
                                                                         2005   2.879           2.879           --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 2008   0.876
                                                                                  2007   0.762
                                                                                  2006   0.754
                                                                                  2005   0.711
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 2006   1.109
                                                                                  2005   1.076
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 2006   0.872
                                                                                  2005   0.771
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 2012   1.399
                                                                                  2011   1.559
                                                                                  2010   1.416
                                                                                  2009   1.010
                                                                                  2008   1.664
                                                                                  2007   1.471
                                                                                  2006   1.240
                                                                                  2005   1.103
 American Funds Growth Subaccount (Class 2) (5/04)............................... 2012   1.248
                                                                                  2011   1.324
                                                                                  2010   1.132
                                                                                  2009   0.824
                                                                                  2008   1.494
                                                                                  2007   1.350
                                                                                  2006   1.243
                                                                                  2005   1.086
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 2012   1.108
                                                                                  2011   1.146
                                                                                  2010   1.044
                                                                                  2009   0.808
                                                                                  2008   1.319
                                                                                  2007   1.275
                                                                                  2006   1.123
                                                                                  2005   1.077
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2006   2.304
                                                                                  2005   1.979
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2006   1.727
                                                                                  2005   1.636
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 2008   1.267
                                                                                  2007   1.201
                                                                                  2006   1.046
                                                                                  2005   1.018
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 2008   1.222
                                                                                  2007   1.395
                                                                                  2006   1.364
                                                                                  2005   1.309
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................. 2012   1.442
                                                                                  2011   1.506
                                                                                  2010   1.308
                                                                                  2009   0.980
                                                                                  2008   1.736
                                                                                  2007   1.502
                                                                                  2006   1.368
                                                                                  2005   1.191
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2012   2.030
                                                                                  2011   2.311
                                                                                  2010   1.825
                                                                                  2009   1.325
                                                                                  2008   2.228
                                                                                  2007   1.961
                                                                                  2006   1.771
                                                                                  2005   1.523
Franklin Templeton Variable Insurance Products Trust



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 Invesco V.I. Van Kampen American Franchise Subaccount (Series II) (5/01)........ 0.835                      --
                                                                                  0.876                 874,438
                                                                                  0.762                 973,798
                                                                                  0.754                 891,392
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Subaccount (Class B) (5/04)................. 1.159                      --
                                                                                  1.109              17,734,860
 AllianceBernstein Large-Cap Growth Subaccount (Class B) (6/01).................. 0.854                      --
                                                                                  0.872                 951,877
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)........................ 1.689               1,041,246
                                                                                  1.399               2,321,163
                                                                                  1.559               3,630,589
                                                                                  1.416               4,620,155
                                                                                  1.010               5,024,251
                                                                                  1.664               3,743,487
                                                                                  1.471               2,396,988
                                                                                  1.240               1,313,171
 American Funds Growth Subaccount (Class 2) (5/04)............................... 1.450               1,561,413
                                                                                  1.248               3,525,276
                                                                                  1.324               5,380,572
                                                                                  1.132               7,613,172
                                                                                  0.824               7,658,297
                                                                                  1.494               7,546,410
                                                                                  1.350               6,913,220
                                                                                  1.243               3,980,066
 American Funds Growth-Income Subaccount (Class 2) (5/04)........................ 1.283               1,191,896
                                                                                  1.108               2,531,247
                                                                                  1.146               3,555,473
                                                                                  1.044               5,234,657
                                                                                  0.808               5,388,048
                                                                                  1.319               5,065,795
                                                                                  1.275               4,794,228
                                                                                  1.123               3,195,600
Capital Appreciation Fund
 Capital Appreciation Fund (8/96)................................................ 2.280                      --
                                                                                  2.304              18,563,953
Delaware VIP Trust
 Delaware VIP REIT Subaccount (Standard Class) (5/03)............................ 2.257                      --
                                                                                  1.727               1,777,079
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)..................... 1.213                      --
                                                                                  1.267               4,703,690
                                                                                  1.201               5,754,950
                                                                                  1.046               7,060,613
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)............... 1.154                      --
                                                                                  1.222               6,326,918
                                                                                  1.395               8,789,537
                                                                                  1.364              10,977,038
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).................. 1.650               1,189,426
                                                                                  1.442               2,288,893
                                                                                  1.506               3,691,336
                                                                                  1.308               5,041,273
                                                                                  0.980               5,597,265
                                                                                  1.736               5,580,152
                                                                                  1.502               5,290,311
                                                                                  1.368               4,316,893
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2.291               1,143,251
                                                                                  2.030               2,489,259
                                                                                  2.311               3,738,499
                                                                                  1.825               4,879,068
                                                                                  1.325               5,537,872
                                                                                  2.228               6,042,521
                                                                                  1.961               5,940,396
                                                                                  1.771               5,275,586
Franklin Templeton Variable Insurance Products Trust

                            UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 2012   1.107
                                                                                     2011   1.181
                                                                                     2010   0.939
                                                                                     2009   0.664
                                                                                     2008   1.172
                                                                                     2007   1.070
                                                                                     2006   0.999
                                                                                     2005   0.968
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 2006   1.448
                                                                                     2005   1.329
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 2012   2.717
                                                                                     2011   3.278
                                                                                     2010   2.830
                                                                                     2009   1.664
                                                                                     2008   3.572
                                                                                     2007   2.816
                                                                                     2006   2.232
                                                                                     2005   1.778
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 2012   1.267
                                                                                     2011   1.439
                                                                                     2010   1.348
                                                                                     2009   0.998
                                                                                     2008   1.700
                                                                                     2007   1.495
                                                                                     2006   1.249
                                                                                     2005   1.151
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 2012   0.623
                                                                                     2011   0.643
                                                                                     2010   0.520
                                                                                     2009   0.365
                                                                                     2008   0.660
                                                                                     2007   0.551
                                                                                     2006   0.493
                                                                                     2005   0.447
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 2006   0.822
                                                                                     2005   0.744
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 2006   1.548
                                                                                     2005   1.511
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 2012   1.640
                                                                                     2011   1.793
                                                                                     2010   1.457
                                                                                     2009   1.113
                                                                                     2008   1.763
                                                                                     2007   1.837
                                                                                     2006   1.674
                                                                                     2005   1.594
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2012   1.985
                                                                                     2011   1.915
                                                                                     2010   1.744
                                                                                     2009   1.324
                                                                                     2008   1.746
                                                                                     2007   1.744
                                                                                     2006   1.718
                                                                                     2005   1.713
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2011   2.035
                                                                                     2010   1.921
                                                                                     2009   1.491
                                                                                     2008   2.677
                                                                                     2007   2.660
                                                                                     2006   2.216
                                                                                     2005   2.080
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 2007   1.092
                                                                                     2006   0.985
                                                                                     2005   0.963



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) (5/01)........ 1.209                 235,321
                                                                                     1.107                 646,959
                                                                                     1.181               1,159,134
                                                                                     0.939               1,203,898
                                                                                     0.664               1,191,033
                                                                                     1.172               1,314,904
                                                                                     1.070               1,245,900
                                                                                     0.999               1,259,582
 FTVIPT Mutual Shares Securities Subaccount (Class 2) (5/03)........................ 1.689                      --
                                                                                     1.448                 656,050
 FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) (5/03)......... 3.029                 350,324
                                                                                     2.717                 907,540
                                                                                     3.278               1,352,281
                                                                                     2.830               2,031,237
                                                                                     1.664               2,084,019
                                                                                     3.572               2,233,832
                                                                                     2.816               2,063,801
                                                                                     2.232               1,283,293
 FTVIPT Templeton Foreign Securities Subaccount (Class 2) (5/04).................... 1.476                 312,370
                                                                                     1.267               1,017,766
                                                                                     1.439               1,728,098
                                                                                     1.348               2,457,767
                                                                                     0.998               2,721,326
                                                                                     1.700               2,382,872
                                                                                     1.495               2,297,478
                                                                                     1.249               1,807,817
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).......................... 0.718               2,543,697
                                                                                     0.623               4,004,440
                                                                                     0.643               5,664,772
                                                                                     0.520               9,355,562
                                                                                     0.365              10,087,618
                                                                                     0.660              10,938,244
                                                                                     0.551              12,474,519
                                                                                     0.493              13,988,779
 Janus Aspen Growth and Income Subaccount (Service Shares) (5/00)................... 0.880                      --
                                                                                     0.822               1,901,939
Lazard Retirement Series, Inc.
 Lazard Retirement Small Cap Subaccount (5/03)...................................... 1.739                      --
                                                                                     1.548                 543,026
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)...................... 1.863                  32,146
                                                                                     1.640                 375,805
                                                                                     1.793                 596,636
                                                                                     1.457                 817,636
                                                                                     1.113                 946,655
                                                                                     1.763               1,071,387
                                                                                     1.837               1,136,472
                                                                                     1.674               1,291,992
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)..................... 2.238                 486,885
                                                                                     1.985               1,108,503
                                                                                     1.915               1,593,590
                                                                                     1.744               2,305,464
                                                                                     1.324               2,546,218
                                                                                     1.746               2,934,324
                                                                                     1.744               3,442,527
                                                                                     1.718               4,635,064
 Templeton Growth Fund, Inc. (Class A) (8/96)....................................... 2.278                     101
                                                                                     2.035               4,345,226
                                                                                     1.921               5,791,136
                                                                                     1.491               6,691,155
                                                                                     2.677               8,580,420
                                                                                     2.660              10,506,686
                                                                                     2.216              11,556,208
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).......................................... 1.142                      --
                                                                                     1.092                 257,336
                                                                                     0.985                 366,742

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 2007   0.957
                                                                                   2006   0.905
                                                                                   2005   0.864
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 2012   1.047
                                                                                   2011   1.038
                                                                                   2010   0.843
                                                                                   2009   0.636
                                                                                   2008   1.083
                                                                                   2007   1.083
                                                                                   2006   1.010
                                                                                   2005   0.919
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 2012   1.429
                                                                                   2011   1.413
                                                                                   2010   1.274
                                                                                   2009   1.059
                                                                                   2008   1.521
                                                                                   2007   1.424
                                                                                   2006   1.259
                                                                                   2005   1.225
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 2012   1.299
                                                                                   2011   1.222
                                                                                   2010   1.105
                                                                                   2009   0.913
                                                                                   2008   1.426
                                                                                   2007   1.418
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01) 2012   0.800
                                                                                   2011   0.865
                                                                                   2010   0.753
                                                                                   2009   0.591
                                                                                   2008   0.946
                                                                                   2007   0.996
                                                                                   2006   0.996
                                                                                   2005   0.996
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........ 2012   1.563
                                                                                   2011   1.597
                                                                                   2010   1.476
                                                                                   2009   1.052
                                                                                   2008   1.703
                                                                                   2007   1.642
                                                                                   2006   1.593
                                                                                   2005   1.537
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 2012   1.522
                                                                                   2011   1.472
                                                                                   2010   1.365
                                                                                   2009   1.113
                                                                                   2008   1.755
                                                                                   2007   1.715
                                                                                   2006   1.472
                                                                                   2005   1.403
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)......... 2012   1.385
                                                                                   2011   1.387
                                                                                   2010   1.125
                                                                                   2009   0.800
                                                                                   2008   1.369
                                                                                   2007   1.328
 LMPVET Equity Index Subaccount (Class II) (5/04)................................. 2009   0.802
                                                                                   2008   1.303
                                                                                   2007   1.261
                                                                                   2006   1.112
                                                                                   2005   1.082
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............ 2012   1.252
                                                                                   2011   1.271
                                                                                   2010   1.150
                                                                                   2009   0.951
                                                                                   2008   1.290
                                                                                   2007   1.181
                                                                                   2006   1.113
                                                                                   2005   1.082



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)........................ 1.019                      --
                                                                                   0.957               1,998,280
                                                                                   0.905               2,534,642
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)........ 1.225               1,392,820
                                                                                   1.047               5,496,881
                                                                                   1.038               9,416,445
                                                                                   0.843              13,572,402
                                                                                   0.636              16,976,266
                                                                                   1.083              21,494,932
                                                                                   1.083              26,698,179
                                                                                   1.010              32,284,111
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............. 1.632               1,967,135
                                                                                   1.429               3,420,221
                                                                                   1.413               5,583,597
                                                                                   1.274               7,677,015
                                                                                   1.059               9,559,541
                                                                                   1.521              10,834,100
                                                                                   1.424              13,223,387
                                                                                   1.259              15,966,366
 LMPVET ClearBridge Variable Equity Income Builder Subaccount (Class I) (4/07).... 1.461                 682,316
                                                                                   1.299               1,050,595
                                                                                   1.222               1,636,261
                                                                                   1.105               2,171,739
                                                                                   0.913               2,313,377
                                                                                   1.426               2,974,206
 LMPVET ClearBridge Variable Fundamental All Cap Value Subaccount (Class I) (5/01) 0.906                 811,378
                                                                                   0.800               1,584,515
                                                                                   0.865               2,329,370
                                                                                   0.753               3,427,943
                                                                                   0.591               4,343,479
                                                                                   0.946               5,306,512
                                                                                   0.996                      --
                                                                                   0.996                      --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)........ 1.852                 215,857
                                                                                   1.563                 583,245
                                                                                   1.597               1,241,462
                                                                                   1.476               1,934,945
                                                                                   1.052               2,265,637
                                                                                   1.703               2,750,663
                                                                                   1.642               3,624,798
                                                                                   1.593               4,410,403
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)......... 1.747                 622,069
                                                                                   1.522               1,120,234
                                                                                   1.472               1,970,174
                                                                                   1.365               2,421,511
                                                                                   1.113               3,019,330
                                                                                   1.755               4,171,098
                                                                                   1.715               5,565,457
                                                                                   1.472               6,896,463
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)......... 1.630                 203,671
                                                                                   1.385                 473,812
                                                                                   1.387                 619,786
                                                                                   1.125                 910,594
                                                                                   0.800               1,049,622
                                                                                   1.369               1,161,590
 LMPVET Equity Index Subaccount (Class II) (5/04)................................. 0.781                      --
                                                                                   0.802               4,827,462
                                                                                   1.303               5,348,274
                                                                                   1.261               6,469,380
                                                                                   1.112               7,573,568
 LMPVET Investment Counsel Variable Social Awareness Subaccount (5/04)............ 1.365                 152,190
                                                                                   1.252                 317,697
                                                                                   1.271                 585,759
                                                                                   1.150                 806,914
                                                                                   0.951                 903,820
                                                                                   1.290               1,194,548
                                                                                   1.181               1,524,156
                                                                                   1.113               1,999,728

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                                  UNIT VALUE AT
                                                                                                   BEGINNING OF
PORTFOLIO NAME                                                                             YEAR        YEAR
----------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 2012   0.982
                                                                                          2011   0.993
                                                                                          2010   0.923
                                                                                          2009   0.798
                                                                                          2008   1.028
                                                                                          2007   1.030
                                                                                          2006   1.004
                                                                                          2005   0.996
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 2011   1.449
                                                                                          2010   1.319
                                                                                          2009   1.122
                                                                                          2008   1.318
                                                                                          2007   1.312
                                                                                          2006   1.264
                                                                                          2005   1.251
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2012   1.919
                                                                                          2011   1.915
                                                                                          2010   1.691
                                                                                          2009   1.104
                                                                                          2008   1.620
                                                                                          2007   1.645
                                                                                          2006   1.509
                                                                                          2005   1.476
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 2010   1.186
                                                                                          2009   1.202
                                                                                          2008   1.189
                                                                                          2007   1.150
                                                                                          2006   1.116
                                                                                          2005   1.102
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2007   2.203
                                                                                          2006   1.893
                                                                                          2005   1.847
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 2007   1.384
                                                                                          2006   1.248
                                                                                          2005   1.226
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 2007   1.266
                                                                                          2006   1.138
                                                                                          2005   1.101
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............................. 2007   1.299
                                                                                          2006   1.124
                                                                                          2005   1.105
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................................. 2007   1.367
                                                                                          2006   1.236
                                                                                          2005   1.159
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................. 2008   2.554
                                                                                          2007   2.444
                                                                                          2006   2.565
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................. 2012   2.081
                                                                                          2011   2.058
                                                                                          2010   1.798
                                                                                          2009   1.238
                                                                                          2008   1.657
                                                                                          2007   1.636
                                                                                          2006   1.551
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............................... 2007   1.109
                                                                                          2006   1.047
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............................... 2012   0.924
                                                                                          2011   0.936
                                                                                          2010   0.844
                                                                                          2009   0.719
                                                                                          2008   1.163
                                                                                          2007   1.154



                                                                                                           NUMBER OF UNITS
                                                                                           UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                              END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03).................. 0.982                      --
                                                                                          0.982                      --
                                                                                          0.993                 160,298
                                                                                          0.923                 246,749
                                                                                          0.798                 224,610
                                                                                          1.028                 221,091
                                                                                          1.030                 229,231
                                                                                          1.004                 322,199
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)............ 1.478                      --
                                                                                          1.449                 228,294
                                                                                          1.319                 344,115
                                                                                          1.122                 417,035
                                                                                          1.318                 492,601
                                                                                          1.312                 607,533
                                                                                          1.264                 724,864
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)........ 2.236                 342,378
                                                                                          1.919                 541,879
                                                                                          1.915               1,073,301
                                                                                          1.691               1,408,435
                                                                                          1.104               1,411,761
                                                                                          1.620               1,693,627
                                                                                          1.645               2,007,200
                                                                                          1.509               2,108,663
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)............................ 1.180                  19,801
                                                                                          1.186              20,789,255
                                                                                          1.202              25,698,941
                                                                                          1.189              23,746,080
                                                                                          1.150              27,848,188
                                                                                          1.116              31,824,576
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98).............................................. 2.312                      --
                                                                                          2.203               3,069,891
                                                                                          1.893               3,614,900
 LMPVPI Total Return Subaccount (Class I) (10/98)........................................ 1.424                      --
                                                                                          1.384               3,933,394
                                                                                          1.248               5,007,135
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)....................... 1.351                      --
                                                                                          1.266               1,416,753
                                                                                          1.138               1,240,390
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............................. 1.350                      --
                                                                                          1.299               3,030,493
                                                                                          1.124               3,330,405
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................................. 1.507                      --
                                                                                          1.367               1,539,893
                                                                                          1.236               1,383,348
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................. 2.462                      --
                                                                                          2.554               1,750,476
                                                                                          2.444               2,126,925
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................. 2.396                 374,729
                                                                                          2.081                 553,829
                                                                                          2.058                 595,615
                                                                                          1.798                 751,479
                                                                                          1.238                 727,102
                                                                                          1.657                 809,970
                                                                                          1.636                 873,995
 MIST BlackRock Large Cap Core Subaccount (Class A) (4/06)............................... 1.164                      --
                                                                                          1.109               1,242,209
 MIST BlackRock Large Cap Core Subaccount (Class E) (4/07)............................... 1.033                 166,720
                                                                                          0.924                 453,185
                                                                                          0.936                 682,964
                                                                                          0.844                 935,154
                                                                                          0.719               1,036,612
                                                                                          1.163               1,052,239

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2012   0.839           1.044               1,065,540
                                                                          2011   0.900           0.839               1,639,889
                                                                          2010   0.785           0.900               2,287,070
                                                                          2009   0.590           0.785               3,028,799
                                                                          2008   1.025           0.590               2,894,871
                                                                          2007   1.221           1.025               3,183,922
                                                                          2006   1.003           1.221               3,905,358
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2012   1.397           1.782               1,181,106
                                                                          2011   1.649           1.397               1,914,695
                                                                          2010   1.435           1.649               2,626,274
                                                                          2009   0.937           1.435               3,344,044
                                                                          2008   1.604           0.937               3,845,961
                                                                          2007   1.643           1.604               4,825,986
                                                                          2006   1.490           1.643               5,464,160
 MIST Janus Forty Subaccount (Class A) (4/06)............................ 2012   2.397           2.900               3,017,101
                                                                          2011   2.625           2.397               5,089,994
                                                                          2010   2.430           2.625               6,764,459
                                                                          2009   1.722           2.430               9,244,599
                                                                          2008   3.007           1.722              10,841,868
                                                                          2007   2.340           3.007              11,858,330
                                                                          2006   2.280           2.340              15,179,427
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2012   1.505           1.679                 166,257
                                                                          2011   1.458           1.505                 647,083
                                                                          2010   1.308           1.458                 537,902
                                                                          2009   0.968           1.308                 692,499
                                                                          2008   1.204           0.968                 580,196
                                                                          2007   1.144           1.204                 540,784
                                                                          2006   1.091           1.144                 353,367
 MIST Lord Abbett Mid Cap Value Subaccount (Class B) (4/07) *............ 2012   1.195           1.350                 477,866
                                                                          2011   1.260           1.195                 919,362
                                                                          2010   1.019           1.260               1,149,463
                                                                          2009   0.817           1.019               1,643,653
                                                                          2008   1.355           0.817               1,718,984
                                                                          2007   1.491           1.355               1,706,830
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.754           0.717                      --
                                                                          2008   1.334           0.754               6,218,100
                                                                          2007   1.210           1.334               7,490,845
                                                                          2006   1.224           1.210               9,190,734
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)................... 2012   1.878           2.262               2,024,706
                                                                          2011   2.280           1.878               3,263,379
 MIST MetLife Aggressive Strategy Subaccount (Class B) (5/11)............ 2012   0.863           0.992                 799,984
                                                                          2011   1.008           0.863               2,375,094
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2012   2.384           2.479                 359,052
                                                                          2011   2.551           2.384                 680,005
                                                                          2010   2.101           2.551               1,022,484
                                                                          2009   1.555           2.101               1,403,029
                                                                          2008   2.457           1.555               1,455,046
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2012   1.727           1.859               2,231,389
                                                                          2011   1.699           1.727               3,475,444
                                                                          2010   1.595           1.699               5,168,365
                                                                          2009   1.430           1.595               6,012,210
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2012   1.427           1.555                  32,302
                                                                          2011   1.518           1.427                  82,418
                                                                          2010   1.326           1.518                 172,326
                                                                          2009   1.086           1.326                 223,699
                                                                          2008   1.642           1.086                 208,300
                                                                          2007   1.587           1.642                 210,377
                                                                          2006   1.475           1.587                 212,276
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2012   2.180           2.396                 386,035
                                                                          2011   2.135           2.180                 743,949
                                                                          2010   1.932           2.135               1,079,908
                                                                          2009   1.474           1.932               1,467,696
                                                                          2008   1.676           1.474               1,616,705
                                                                          2007   1.595           1.676               1,579,932
                                                                          2006   1.539           1.595               1,679,403
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2012   0.877           1.019               4,059,473

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
                                                                                  2011   0.928
                                                                                  2010   0.805
                                                                                  2009   0.690
                                                                                  2008   1.100
                                                                                  2007   1.077
                                                                                  2006   1.001
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 2012   1.547
                                                                                  2011   1.726
                                                                                  2010   1.461
                                                                                  2009   1.173
                                                                                  2008   1.696
                                                                                  2007   1.776
                                                                                  2006   1.739
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 2012   1.420
                                                                                  2011   1.463
                                                                                  2010   1.293
                                                                                  2009   1.036
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 2007   1.308
                                                                                  2006   1.273
                                                                                  2005   1.266
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 2007   1.128
                                                                                  2006   0.905
                                                                                  2005   0.801
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 2007   1.121
                                                                                  2006   1.011
                                                                                  2005   0.962
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 2007   1.318
                                                                                  2006   1.177
                                                                                  2005   1.114
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 2012   1.633
                                                                                  2011   1.542
                                                                                  2010   1.476
                                                                                  2009   1.425
                                                                                  2008   1.365
                                                                                  2007   1.346
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 2012   0.620
                                                                                  2011   0.650
                                                                                  2010   0.573
                                                                                  2009   0.390
                                                                                  2008   0.729
                                                                                  2007   0.615
                                                                                  2006   0.629
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 2012   1.693
                                                                                  2011   1.613
                                                                                  2010   1.511
                                                                                  2009   1.401
                                                                                  2008   1.473
                                                                                  2007   1.407
                                                                                  2006   1.353
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 2012   1.335
                                                                                  2011   1.488
                                                                                  2010   1.261
                                                                                  2009   1.000
 MSF BlackRock Money Market Subaccount (Class E) (5/10).......................... 2012   1.151
                                                                                  2011   1.169
                                                                                  2010   1.180
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................. 2012   1.012
                                                                                  2011   1.071
                                                                                  2010   0.971
                                                                                  2009   0.746
                                                                                  2008   1.208
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 2009   0.933



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
                                                                                  0.877               6,250,485
                                                                                  0.928               8,785,390
                                                                                  0.805              11,794,236
                                                                                  0.690              14,364,659
                                                                                  1.100              17,761,155
                                                                                  1.077              18,565,726
 MIST Third Avenue Small Cap Value Subaccount (Class B) (11/06) *................ 1.798               1,053,721
                                                                                  1.547               1,546,770
                                                                                  1.726               2,467,558
                                                                                  1.461               3,428,755
                                                                                  1.173               4,019,529
                                                                                  1.696               4,427,287
                                                                                  1.776                 726,415
 MIST Van Kampen Comstock Subaccount (Class B) (5/09)............................ 1.658                 195,427
                                                                                  1.420                 629,308
                                                                                  1.463                 943,139
                                                                                  1.293               1,213,461
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)................. 1.348                      --
                                                                                  1.308               3,125,142
                                                                                  1.273               3,182,118
 MetLife Investment International Stock Subaccount (Class I) (7/00).............. 1.208                      --
                                                                                  1.128               3,176,741
                                                                                  0.905               2,670,171
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01).............. 1.169                      --
                                                                                  1.121               2,719,840
                                                                                  1.011               2,780,772
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00).............. 1.314                      --
                                                                                  1.318               3,385,203
                                                                                  1.177               3,525,701
Metropolitan Series Fund
 MSF Barclays Capital Aggregate Bond Index Subaccount (Class A) (11/07) *........ 1.672                  18,678
                                                                                  1.633                 619,426
                                                                                  1.542               1,170,552
                                                                                  1.476               1,649,045
                                                                                  1.425               1,982,332
                                                                                  1.365               2,195,682
 MSF BlackRock Aggressive Growth Subaccount (Class D) (4/06)..................... 0.677               1,841,954
                                                                                  0.620               4,107,997
                                                                                  0.650               5,882,424
                                                                                  0.573               8,574,314
                                                                                  0.390              10,248,598
                                                                                  0.729              11,521,344
                                                                                  0.615              13,891,601
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)........................... 1.793                 803,388
                                                                                  1.693               1,134,410
                                                                                  1.613               1,430,338
                                                                                  1.511               1,708,356
                                                                                  1.401               1,926,108
                                                                                  1.473               2,277,476
                                                                                  1.407               2,821,508
 MSF BlackRock Legacy Large Cap Growth Subaccount (Class A) (5/09)............... 1.504               2,183,384
                                                                                  1.335               4,271,633
                                                                                  1.488               6,352,104
                                                                                  1.261               8,635,069
 MSF BlackRock Money Market Subaccount (Class E) (5/10).......................... 1.134               5,381,875
                                                                                  1.151              10,700,969
                                                                                  1.169              15,885,818
 MSF Davis Venture Value Subaccount (Class A) (4/08)............................. 1.125               1,201,043
                                                                                  1.012               2,021,761
                                                                                  1.071               2,662,758
                                                                                  0.971               3,396,812
                                                                                  0.746               4,124,178
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 0.974                      --

                            UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
PORTFOLIO NAME                                                                       YEAR        YEAR
----------------------------------------------------------------------------------- ------ ---------------
                                                                                    2008   1.716
                                                                                    2007   1.676
                                                                                    2006   1.653
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 2012   1.559
                                                                                    2011   1.688
                                                                                    2010   1.497
                                                                                    2009   1.249
                                                                                    2008   2.079
                                                                                    2007   2.027
                                                                                    2006   1.975
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 2012   0.826
                                                                                    2011   0.837
                                                                                    2010   0.763
                                                                                    2009   0.555
                                                                                    2008   0.837
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 2011   0.933
                                                                                    2010   0.819
                                                                                    2009   0.632
                                                                                    2008   1.077
                                                                                    2007   1.059
                                                                                    2006   1.000
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 2012   1.197
                                                                                    2011   1.177
                                                                                    2010   1.085
                                                                                    2009   0.914
                                                                                    2008   1.084
                                                                                    2007   1.042
                                                                                    2006   1.000
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 2012   1.114
                                                                                    2011   1.119
                                                                                    2010   1.018
                                                                                    2009   0.836
                                                                                    2008   1.082
                                                                                    2007   1.048
                                                                                    2006   1.000
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 2012   1.028
                                                                                    2011   1.058
                                                                                    2010   0.949
                                                                                    2009   0.761
                                                                                    2008   1.083
                                                                                    2007   1.053
                                                                                    2006   1.000
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 2012   0.943
                                                                                    2011   0.994
                                                                                    2010   0.880
                                                                                    2009   0.692
                                                                                    2008   1.083
                                                                                    2007   1.058
                                                                                    2006   1.000
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *............................ 2012   1.033
                                                                                    2011   1.030
                                                                                    2010   0.910
                                                                                    2009   0.732
                                                                                    2008   1.181
                                                                                    2007   1.191
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2012   2.126
                                                                                    2011   2.111
                                                                                    2010   1.951
                                                                                    2009   1.673
                                                                                    2008   2.186
                                                                                    2007   2.130
                                                                                    2006   1.992
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 2012   1.286
                                                                                    2011   1.294
                                                                                    2010   1.179
                                                                                    2009   0.991
                                                                                    2008   1.490
                                                                                    2007   1.406
                                                                                    2006   1.271



                                                                                                     NUMBER OF UNITS
                                                                                     UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                        END OF YEAR      END OF YEAR
----------------------------------------------------------------------------------- --------------- ----------------
                                                                                    0.933               5,414,777
                                                                                    1.716               6,378,104
                                                                                    1.676               8,061,123
 MSF FI Value Leaders Subaccount (Class D) (4/06).................................. 1.776                 636,361
                                                                                    1.559               1,019,260
                                                                                    1.688               1,537,540
                                                                                    1.497               2,087,504
                                                                                    1.249               2,363,906
                                                                                    2.079               3,034,380
                                                                                    2.027               3,673,762
 MSF Jennison Growth Subaccount (Class B) (4/08)................................... 0.940                     247
                                                                                    0.826                 656,320
                                                                                    0.837                 792,659
                                                                                    0.763                 952,831
                                                                                    0.555                 919,191
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)..................... 1.012                      --
                                                                                    0.933               3,129,304
                                                                                    0.819               3,616,932
                                                                                    0.632               2,941,550
                                                                                    1.077               1,619,336
                                                                                    1.059                 259,608
 MSF MetLife Conservative Allocation Subaccount (Class B) (4/06)................... 1.287               1,314,938
                                                                                    1.197                 956,509
                                                                                    1.177               1,013,942
                                                                                    1.085                 829,618
                                                                                    0.914                 838,465
                                                                                    1.084                 702,513
                                                                                    1.042                 209,401
 MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) (4/06)....... 1.223                 657,989
                                                                                    1.114               1,547,849
                                                                                    1.119               1,711,841
                                                                                    1.018               1,447,510
                                                                                    0.836               1,360,479
                                                                                    1.082                 747,274
                                                                                    1.048                 305,946
 MSF MetLife Moderate Allocation Subaccount (Class B) (4/06)....................... 1.146               2,038,663
                                                                                    1.028               3,503,957
                                                                                    1.058               3,427,593
                                                                                    0.949               4,789,618
                                                                                    0.761               4,293,313
                                                                                    1.083               2,688,290
                                                                                    1.053               1,022,753
 MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) (4/06)......... 1.071               2,710,775
                                                                                    0.943               3,920,004
                                                                                    0.994               4,875,116
                                                                                    0.880               5,514,743
                                                                                    0.692               5,149,948
                                                                                    1.083               4,096,531
                                                                                    1.058               1,799,899
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *............................ 1.178               4,290,913
                                                                                    1.033               6,224,466
                                                                                    1.030               9,123,387
                                                                                    0.910               5,154,331
                                                                                    0.732               1,634,980
                                                                                    1.181               1,935,857
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................... 2.332               2,519,099
                                                                                    2.126               4,024,032
                                                                                    2.111               5,718,141
                                                                                    1.951               7,462,919
                                                                                    1.673               8,794,148
                                                                                    2.186              10,568,624
                                                                                    2.130              12,522,537
 MSF MFS(R) Value Subaccount (Class A) (4/06)...................................... 1.478                 782,017
                                                                                    1.286               1,221,762
                                                                                    1.294               1,590,982
                                                                                    1.179               1,980,595
                                                                                    0.991               1,851,808
                                                                                    1.490               1,614,190
                                                                                    1.406               1,033,204

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 2012   0.791
                                                                                   2011   0.918
                                                                                   2010   0.861
                                                                                   2009   0.679
                                                                                   2008   1.191
                                                                                   2007   1.220
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2012   1.253
                                                                                   2011   1.326
                                                                                   2010   1.061
                                                                                   2009   0.854
                                                                                   2008   1.304
                                                                                   2007   1.343
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2012   1.035
                                                                                   2011   1.065
                                                                                   2010   0.926
                                                                                   2009   0.657
                                                                                   2008   1.150
                                                                                   2007   1.070
                                                                                   2006   0.998
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2012   1.377
                                                                                   2011   1.378
                                                                                   2010   1.038
                                                                                   2009   0.760
                                                                                   2008   1.156
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2012   1.500
                                                                                   2011   1.480
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2012   1.222
                                                                                   2011   1.174
                                                                                   2010   1.124
                                                                                   2009   1.092
                                                                                   2008   1.111
                                                                                   2007   1.079
                                                                                   2006   1.042
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 2006   1.118
                                                                                   2005   1.073
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.380
                                                                                   2008   1.337
                                                                                   2007   1.248
                                                                                   2006   1.220
                                                                                   2005   1.209
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.956
                                                                                   2006   1.693
                                                                                   2005   1.605
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................. 2006   1.149
                                                                                   2005   1.073
 Travelers Convertible Securities Subaccount (5/04)............................... 2006   1.023
                                                                                   2005   1.035
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................ 2006   2.348
                                                                                   2005   2.120
 Travelers Equity Income Subaccount (10/96)....................................... 2006   1.879
                                                                                   2005   1.826
 Travelers Federated High Yield Subaccount (11/96)................................ 2006   1.513
                                                                                   2005   1.497
 Travelers Large Cap Subaccount (9/96)............................................ 2006   1.603
                                                                                   2005   1.497
 Travelers Mercury Large Cap Core Subaccount (6/98)............................... 2006   0.986
                                                                                   2005   0.893
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................ 2006   0.595
                                                                                   2005   0.586



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *............................ 0.922                  22,712
                                                                                   0.791                 676,400
                                                                                   0.918               1,160,937
                                                                                   0.861               1,884,111
                                                                                   0.679               2,050,394
                                                                                   1.191               2,427,902
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 1.436                  23,971
                                                                                   1.253                 694,038
                                                                                   1.326               1,280,754
                                                                                   1.061               2,068,058
                                                                                   0.854               2,315,257
                                                                                   1.304               2,577,412
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.210                 814,445
                                                                                   1.035               1,430,167
                                                                                   1.065               1,912,226
                                                                                   0.926               2,183,257
                                                                                   0.657               2,258,484
                                                                                   1.150               2,447,922
                                                                                   1.070               2,705,886
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 1.572               1,461,752
                                                                                   1.377               3,053,753
                                                                                   1.378               3,823,199
                                                                                   1.038               4,472,547
                                                                                   0.760               5,374,928
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.645                   2,722
                                                                                   1.500                  87,831
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.246               1,410,355
                                                                                   1.222               1,760,471
                                                                                   1.174               2,769,958
                                                                                   1.124               3,332,593
                                                                                   1.092               4,168,442
                                                                                   1.111               4,542,557
                                                                                   1.079               5,280,065
Oppenheimer Variable Account Funds
 Oppenheimer Main Street/VA Subaccount ( Service Shares) (5/04)................... 1.182                      --
                                                                                   1.118                 648,860
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.426                      --
                                                                                   1.380               6,162,324
                                                                                   1.337               5,140,662
                                                                                   1.248               5,870,103
                                                                                   1.220               5,904,054
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.089                      --
                                                                                   1.956               3,920,654
                                                                                   1.693               3,969,603
The Travelers Series Trust
 Travelers AIM Capital Appreciation Subaccount (5/04)............................. 1.224                      --
                                                                                   1.149              12,161,921
 Travelers Convertible Securities Subaccount (5/04)............................... 1.091                      --
                                                                                   1.023                  95,656
 Travelers Disciplined Mid Cap Stock Subaccount (8/98)............................ 2.565                      --
                                                                                   2.348               2,488,257
 Travelers Equity Income Subaccount (10/96)....................................... 1.975                      --
                                                                                   1.879               3,967,894
 Travelers Federated High Yield Subaccount (11/96)................................ 1.551                      --
                                                                                   1.513                 947,377
 Travelers Large Cap Subaccount (9/96)............................................ 1.653                      --
                                                                                   1.603               5,659,374
 Travelers Mercury Large Cap Core Subaccount (6/98)............................... 1.047                      --
                                                                                   0.986               1,240,345
 Travelers MFS(R) Mid Cap Growth Subaccount (6/01)................................ 0.629                      --
                                                                                   0.595              17,380,444

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
 Travelers MFS(R) Total Return Subaccount (8/96)................. 2006   1.929           1.992                      --
                                                                  2005   1.902           1.929              13,700,725
 Travelers MFS(R) Value Subaccount (5/04)........................ 2006   1.176           1.271                      --
                                                                  2005   1.121           1.176                 447,743
 Travelers Mondrian International Stock Subaccount (9/96)........ 2006   1.296           1.490                      --
                                                                  2005   1.202           1.296               6,053,891
 Travelers Pioneer Fund Subaccount (5/03)........................ 2006   1.390           1.475                      --
                                                                  2005   1.331           1.390                 197,581
 Travelers Pioneer Strategic Income Subaccount (9/96)............ 2006   1.523           1.539                      --
                                                                  2005   1.492           1.523               1,386,236
 Travelers Quality Bond Subaccount (7/97)........................ 2006   1.365           1.353                      --
                                                                  2005   1.364           1.365               3,374,701
 Travelers Strategic Equity Subaccount (9/96).................... 2006   1.590           1.660                      --
                                                                  2005   1.582           1.590               5,030,438
 Travelers U.S. Government Securities Subaccount (5/04).......... 2006   1.081           1.042                      --
                                                                  2005   1.052           1.081               7,031,317
Van Kampen Life Investment Trust
 Van Kampen LIT Comstock Subaccount (Class II) (5/03)............ 2009   1.032           1.002                      --
                                                                  2008   1.632           1.032               1,426,592
                                                                  2007   1.697           1.632               1,340,137
                                                                  2006   1.484           1.697               1,186,033
                                                                  2005   1.447           1.484               1,039,939

------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2012.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2012 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.


Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS


Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES




                        FORMER NAME                                                 NEW NAME
----------------------------------------------------------- --------------------------------------------------------
MET INVESTORS SERIES TRUST                                  MET INVESTORS SERIES TRUST
 Lazard Mid Cap Portfolio- Class A                          MLA Mid Cap Portfolio- Class A
 Van Kampen Comstock Portfolio- Class B                     Invesco Comstock Portfolio- Class B
METROPOLITAN SERIES FUND                                    METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index Portfolio- Class A   Barclays Aggregate Bond Index Portfolio- Class A
 BlackRock Aggressive Growth Portfolio- Class D             Frontier Mid Cap Growth Portfolio- Class D
 BlackRock Legacy Large Cap Growth Portfolio- Class A       BlackRock Capital Appreciation Portfolio- Class A
LEGG MASON PARTNERS INCOME TRUST                            LEGG MASON PARTNERS INCOME TRUST
 Legg Mason Western Asset Corporate Bond Fund-              Western Asset Corporate Bond Fund- Class A
  Class A
LEGG MASON PARTNERS EQUITY TRUST                            LEGG MASON PARTNERS EQUITY TRUST
 Legg Mason Clearbridge Small Cap Value Fund- Class A       Clearbridge Small Cap Value Fund- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   LEGG MASON PARTNERS VARIABLE INCOME TRUST
 Legg Mason Western Asset Variable Global High Yield        Western Asset Variable Global High Yield Bond
  Bond Portfolio- Class I                                   Portfolio- Class I
LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Aggressive Growth          ClearBridge Variable Aggressive Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Fundamental All Cap        ClearBridge Variable All Cap Value Portfolio- Class I
  Value Portfolio- Class I
 Legg Mason ClearBridge Variable Appreciation               ClearBridge Variable Appreciation Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Equity Income Builder      ClearBridge Variable Equity Income Builder Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Large Cap Growth           ClearBridge Variable Large Cap Growth Portfolio-
  Portfolio- Class I                                        Class I
 Legg Mason ClearBridge Variable Large Cap Value            ClearBridge Variable Large Cap Value Portfolio- Class I
  Portfolio- Class I
 Legg Mason ClearBridge Variable Small Cap Growth           ClearBridge Variable Small Cap Growth Portfolio-
  Portfolio- Class I                                        Class I



UNDERLYING FUND MERGERS

The former Underlying Fund was merged with and into the new Underlying Fund.




          FORMER UNDERLYING FUND                        NEW UNDERLYING FUND
------------------------------------------ ---------------------------------------------
METROPOLITAN SERIES FUND                   METROPOLITAN SERIES FUND
 FI Value Leaders Portfolio- Class D       MFS(R) Value Portfolio- Class A
 MLA Mid Cap Portfolio- Class A            Neuberger Berman Genesis Portfolio- Class A
MET INVESTORS SERIES TRUST                 MET INVESTORS SERIES FUND
 Met/Templeton Growth Portfolio- Class E   Oppenheimer Global Equity Portfolio- Class E

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio      Janus Aspen Series Enterprise
                                                                    Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

       The Insurance Company

       Principal Underwriter

       Distribution and Principal Underwriting Agreement

       Valuation of Assets

       Calculation of Money Market Yield

       ERISA

       Independent Registered Public Accounting Firm

       Condensed Financial Information

       Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 94

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   NONE

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                  APPENDIX F
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE



If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.



                           401(K)
                           KEOGH       403(B)      403(A)      457(B)       IRA      NON-QUALIFIES
                         CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS     CONTRACTS
                        ----------- ----------- ----------- ----------- ----------- --------------
California.............      0.5%        0.5%        0.5%       2.35%        0.5%        2.35%
Florida(1).............      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Maine..................       --          --          --         2.0%         --          2.0%
Nevada.................       --          --          --         3.5%         --          3.5%
Puerto Rico(2).........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
South Dakota(3)........       --          --          --        1.25%         --         1.25%
West Virginia..........      1.0%        1.0%        1.0%        1.0%        1.0%         1.0%
Wyoming................       --          --          --         1.0%         --          1.0%

------------
1  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                                      F-1